UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-21852
COLUMBIA FUNDS SERIES TRUST II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: July 31
Date of reporting period: April 30, 2011

Item 1.	Schedule of Investments

Portfolio of Investments
Columbia Floating Rate Fund

April 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (82.9%)

AEROSPACE & DEFENSE (0.7%)

Huntington Ingalls Industries, Inc.
Term Loan(a)(b)
03/11/16	2.780%	$1,275,000	$1,278,187
Spirit Aerosystems, Inc.
Tranche B2 Term Loan(a)(b)
09/30/16	3.531%	964,084	968,220
TASC, Inc.
Tranche B Term Loan(a)(b)
12/18/15	5.750%	2,183,929	2,185,022

Total			4,431,429

AIRLINES (1.3%)

Delta Airlines, Inc.(a)(b)
04/20/17	5.500%	3,600,000	3,553,200
U.S. Airways Group, Inc.
Term Loan(a)(b)
03/21/14	2.713%	2,023,500	1,860,224
United Airlines, Inc.
Tranche B Term Loan(a)(b)
02/01/14	2.313%	2,791,177	2,712,103

Total			8,125,527

AUTOMOTIVE (2.5%)

Allison Transmission, Inc.
Term Loan(a)(b)
08/07/14	2.990%	3,080,787	3,076,936
Autotrader.com, Inc.
Tranche B Term Loan(a)(b)
12/15/16	4.750%	1,396,500	1,406,974
Ford Motor Co.
Tranche B1 Term Loan(a)(b)
12/15/13	2.970%	2,020,608	2,021,982
Goodyear Tire & Rubber Co. (The)
2nd Lien Term Loan(a)(b)
04/30/14	1.940%	4,220,000	4,139,102
Plastech Engineered Products, Inc.
1st Lien Term Loan(a)(b)(c)(d)
02/13/13	0.000%	237,286	35,593
Rally Parts LLC
Tranche B Term Loan(a)(b)
11/29/13	7.750%	1,192,547	1,142,615
Tenneco, Inc.
Tranche B Term Loan(a)(b)
06/03/16	4.807%	446,625	449,193
UCI International, Inc.
Term Loan(a)(b)
07/26/17	5.500%	2,294,250	2,315,770

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

AUTOMOTIVE (CONTINUED)

Veyance Technologies, Inc.
Term Loan(a)(b)
07/31/14	2.720%	$1,013,250	$956,569
Veyance Technoloiges, Inc.
Delayed Draw Term Loan(a)(b)
07/31/14	2.720%	145,125	137,007

Total			15,681,741

BROKERAGE (0.2%)

Nuveen Investments, Inc.(a)(b)
1st Lien Term Loan
11/13/14	3.292%	461,160	447,399
05/13/17	5.794%	538,840	539,918

Total			987,317

BUILDING MATERIALS (1.1%)

Armstrong World Industries, Inc.
Tranche B1 Term Loan(a)(b)
03/10/18	4.000%	1,525,000	1,529,575
Custom Building Products, Inc.
Term Loan(a)(b)
03/19/15	5.750%	654,153	659,059
Goodman Global, Inc.(a)(b)
1st Lien Term Loan
10/28/16	5.750%	2,587,000	2,604,954
2nd Lien Term Loan
10/30/17	9.000%	850,000	876,035
Springs Window Fashions LLC
Tranche B Term Loan(a)(b)
12/31/12	3.063%	964,011	961,187

Total			6,630,810

CHEMICALS (5.5%)

Brenntag Holding Gmbh & Co. KG(a)(b)(e)
2nd Lien Term Loan
07/17/15	6.433%	875,000	876,645
Tranche 1 Term Loan
01/20/14	3.725%	143,227	143,809
Tranche B2 Term Loan
01/20/14	3.743%	971,690	973,206
Celanese U.S. Holdings LLC
Tranche C Term Loan(a)(b)
10/31/16	3.303%	691,573	696,366
Celanese U.S. Holdings, LLC
Term Loan(a)(b)
04/02/14	1.744%	2,997,874	3,002,550
Huntsman International LLC(a)(b)
Tranche B Term Loan
04/19/14	1.742%	101,089	99,663
04/19/17	2.773%	275,625	273,557

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

CHEMICALS (CONTINUED)

Tranche C Term Loan
06/30/16	2.506%	$1,559,422	$1,545,621
ISP Chemco LLC
Term Loan(a)(b)
06/04/14	1.750%	4,204,143	4,138,475
Ineos U.S. Finance LLC
Tranche A2 Term Loan(a)(b)(e)
12/17/12	7.001%	115,739	119,115
Millenium Chemicals(a)(b)
1st Lien Term Loan
05/15/14	2.557%	1,142,545	1,136,832
2nd Lien Term Loan
11/15/14	6.057%	1,100,000	1,096,568
Momentive Specialty Chemicals, Inc.(a)(b)
Tranche C1B Term Loan
05/05/15	4.000%	1,761,369	1,752,562
Tranche C2B Term Loan
05/05/15	4.063%	779,482	775,585
Nalco Co.(a)(b)
Tranche B1 Term Loan
10/05/17	4.500%	1,691,500	1,707,095
Tranche C1 Term Loan
05/13/16	1.988%	149,250	148,951
PQ Corp.
1st Lien Term Loan(a)(b)
07/30/14	3.507%	2,910,658	2,834,923
Rockwood Specialties Group, Inc.
Term Loan(a)(b)
02/09/18	3.750%	2,450,000	2,474,157
Sabic Innovative Plastics Holding U.S. LP
Tranche B Term Loan(a)(b)
08/29/14	2.711%	1,359,901	1,359,901
Solutia, Inc.
Tranche 1 Term Loan(a)(b)
08/01/17	3.500%	2,033,088	2,046,059
Styron S.A.R.L.
Term Loan(a)(b)(e)
08/02/17	6.000%	2,693,250	2,723,199
Univar, Inc.
Tranche B Term Loan(a)(b)
06/30/17	5.000%	3,929,342	3,955,669

Total			33,880,508

CONSTRUCTION MACHINERY (1.0%)

Douglas Dynamics LLC
Term Loan(a)(b)
03/08/18	5.750%	3,950,000	3,943,403
Manitowoc Co., Inc. (The)
Tranche A Term Loan(a)(b)
11/06/13	5.313%	962,860	962,340

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

CONSTRUCTION MACHINERY (CONTINUED)

NACCO Materials Handling Group, Inc.
Term Loan(a)(b)
03/21/13	2.102%	$952,500	$940,594

Total			5,846,337

CONSUMER CYCLICAL SERVICES (2.9%)

Instant Web, Inc.(a)(b)
Delayed Draw Term Loan
08/07/14	3.588%	145,942	125,328
Term Loan
08/07/14	3.588%	1,400,054	1,202,296
Live Nation Entertainment, Inc.
Tranche B Term Loan(a)(b)
11/07/16	4.500%	2,035,719	2,045,042
Sabre, Inc.
Term Loan(a)(b)
09/30/14	2.229%	11,125,745	10,068,799
ServiceMaster Co. (The)(a)(b)
Delayed Draw Term Loan
07/24/14	2.720%	133,084	130,940
Letter of Credit
07/24/14	2.782%	2,075,000	1,997,188
Term Loan
07/24/14	2.763%	1,336,382	1,314,853
West Corp.(a)(b)
Tranche B2 Term Loan
10/24/13	2.732%	82,903	82,567
Tranche B4 Term Loan
07/15/16	4.594%	573,620	577,779
Tranche B5 Term Loan
07/15/16	4.607%	202,860	204,330

Total			17,749,122

CONSUMER PRODUCTS (2.2%)

Affinion Group, Inc.
Tranche B Term Loan(a)(b)
10/09/16	5.000%	985,640	986,054
Amscan Holdings, Inc.
Term Loan(a)(b)
12/02/17	6.750%	2,686,500	2,711,699
Fender Musical Instruments Corp.(a)(b)
Delayed Draw Term Loan
06/09/14	2.490%	700,570	672,253
Term Loan
06/09/14	2.470%	1,386,712	1,330,661
Jarden Corp.
Tranche B Term Loan(a)(b)
01/31/17	3.242%	1,400,000	1,415,750
NBTY, Inc.
Tranche B1 Term Loan(a)(b)
10/01/17	4.250%	2,768,062	2,787,107

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

CONSUMER PRODUCTS (CONTINUED)

Prestige Brands, Inc.
Term Loan(a)(b)
03/24/16	4.758%	$684,728	$688,151
Visant Corp.
Tranche B Term Loan(a)(b)
12/22/16	5.250%	1,870,312	1,878,093
Weight Watchers International, Inc.(a)(b)
Tranche B Term Loan
01/26/14	1.813%	330,896	330,303
Tranche D Term Loan
06/30/16	2.563%	734,223	734,069

Total			13,534,140

DIVERSIFIED MANUFACTURING (2.3%)

Acosta, Inc.
Tranche B Term Loan(a)(b)
03/01/18	4.750%	3,900,000	3,917,082
Contech Construction Products, Inc.
Term Loan(a)(b)
01/31/13	5.250%	2,073,943	1,823,348
GPX International Tire Corp.(a)(b)(c)(d)(f)(g)
Tranche B Term Loan
03/30/12	0.000%	274,379	—
GPX International Tire Corp.(a)(b)(f)(g)
PIK Term Loan
03/30/12	0.000%	4,480	—
Generac Acquisition Corp.
1st Lien Term Loan(a)(b)
11/10/13	2.795%	605,721	604,055
IMG Worldwide, Inc.
Tranche B Term Loan(a)(b)
06/15/15	7.250%	1,538,378	1,533,886
N.E.W. Holdings I LLC
Term Loan(a)(b)
03/23/16	6.000%	2,713,571	2,711,319
Tomkins, LLC/Inc.
Tranche B1 Term Loan(a)(b)(e)
09/29/16	4.250%	1,870,313	1,884,994
WireCo WorldGroup, Inc.
Term Loan(a)(b)
02/10/14	5.250%	1,537,371	1,534,497

Total			14,009,181

ELECTRIC (3.2%)

Calpine Corp.
Term Loan(a)(b)
04/01/18	4.500%	975,000	982,966
Covanta Energy Corp.(a)(b)
Letter of Credit
02/10/14	1.703%	348,453	345,188

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

ELECTRIC (CONTINUED)

Term Loan
02/10/14	1.813%	$679,483	$673,116
Dynegy Holdings, Inc.
Letter of Credit(a)(b)
04/02/13	4.030%	1,163,993	1,158,976
FirstLight Power Resources, Inc.(a)(b)
2nd Lien Term Loan
05/01/14	4.813%	1,396,000	1,329,690
Tranche B 1st Lien Term Loan
11/01/13	2.813%	883,620	874,784
GenOn Energy, Inc./Americas, Inc.
Term Loan(a)(b)
09/20/17	6.000%	870,625	879,575
Great Point Power LLC
Term Loan(a)(b)
03/10/17	4.438%	776,250	774,309
NRG Energy, Inc.(a)(b)
Credit Linked Deposit
02/01/13	2.057%	467	466
08/31/15	3.557%	1,219,900	1,228,439
TPF Generation Holdings LLC(a)(b)
1st Lien Synthetic Letter of Credit
12/15/13	2.307%	487,708	483,846
1st Lien Term Loan
12/15/13	2.307%	226,677	224,882
2nd Lien Term Loan
12/15/14	4.557%	2,525,000	2,459,779
Synthetic Revolving Term Loan
12/15/11	2.307%	70,175	69,619
Texas Competitive Electric Holdings Co., LLC(a)(b)
10/10/17	4.736%	9,853,442	8,487,361

Total			19,972,996

ENTERTAINMENT (3.9%)

24 Hour Fitness Worldwide, Inc.
Tranche B Term Loan(a)(b)
04/22/16	6.750%	1,935,375	1,931,698
AMC Entertainment, Inc.
Tranche B2 Term Loan(a)(b)
12/15/16	3.461%	989,556	989,764
Carmike Cinemas, Inc.
Term Loan(a)(b)
01/27/16	5.500%	1,590,719	1,596,112
Cedar Fair LP
Tranche 1 Term Loan(a)(b)
12/15/17	4.000%	2,044,875	2,062,747
Cinemark USA, Inc.
Term Loan(a)(b)
04/30/16	3.517%	1,561,056	1,569,516

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

ENTERTAINMENT (CONTINUED)

HIT Entertainment, Inc.
2nd Lien Term Loan(a)(b)
02/26/13	5.820%	$9,167,017	$8,433,656
National CineMedia LLC
Term Loan(a)(b)
02/13/15	1.810%	875,000	859,145
Regal Cinemas Corp.
Term Loan(a)(b)
08/23/17	3.557%	1,895,250	1,900,879
Six Flags Theme Parks, Inc.
Tranche B Term Loan(a)(b)
06/30/16	5.250%	1,274,026	1,284,218
Sunshine Acquisition Ltd.
Term Loan(a)(b)
06/01/12	5.561%	2,545,804	2,504,791
Universal City Development Partners Ltd.
Term Loan(a)(b)
11/06/14	5.500%	845,500	852,898

Total			23,985,424

ENVIRONMENTAL (1.2%)

EnviroSolutions Real Property Holdings, Inc.
2nd Lien Term Loan(a)(b)(h)
TBD	TBD	5,270,310	5,217,606
Synagro Technologies, Inc.
1st Lien Term Loan(a)(b)
04/02/14	2.230%	2,226,498	2,099,588

Total			7,317,194

FOOD AND BEVERAGE (5.6%)

Advantage Sales & Marketing, Inc.
1st Lien Term Loan(a)(b)
12/17/17	5.250%	698,250	700,861
Aramark Corp.(a)(b)
1st Letter of Credit
01/26/14	2.085%	66,004	65,358
2nd Letter of Credit
07/26/16	3.460%	118,894	118,969
Term Loan
01/26/14	2.182%	819,333	811,312
Tranche B Term Loan
07/26/16	3.557%	1,807,869	1,809,008
Constellation Brands, Inc.(a)(b)
Tranche B Term Loan
06/05/13	1.750%	583,803	582,759
06/05/15	3.000%	288,008	289,292
Dean Foods Co.
Tranche A Term Loan(a)(b)
04/02/14	3.500%	1,497,680	1,475,589

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

FOOD AND BEVERAGE (CONTINUED)

Del Monte Foods Co.
Term Loan(a)(b)
03/08/18	4.500%	$1,775,000	$1,781,639
Dole Food Co., Inc.
Tranche B1 Term Loan(a)(b)
03/02/17	5.500%	1,057,851	1,064,907
Earthbound Holdings III LLC
Term Loan(a)(b)
12/21/16	5.500%	3,516,188	3,533,768
Green Mountain Coffee Roasters, Inc.
Tranche B Term Loan(a)(b)
12/16/16	5.500%	2,917,688	2,952,933
Michael Foods Group, Inc.
Tranche B Term Loan(a)(b)
02/25/18	4.250%	1,157,962	1,167,886
Pierre Foods, Inc.
1st Lien Term Loan(a)(b)
09/30/16	7.000%	3,312,116	3,345,237
Pinnacle Foods Finance LLC
Term Loan(a)(b)
04/02/14	2.744%	952,070	947,529
Solvest Ltd.
Tranche C1 Term Loan(a)(b)
03/02/17	5.223%	2,627,437	2,644,962
U.S. Foodservice
Term Loan(a)(b)
07/03/14	2.710%	3,975,913	3,845,781
WM. Bolthouse Farms, Inc.(a)(b)
1st Lien Term Loan
02/11/16	5.502%	1,656,449	1,666,802
2nd Lien Term Loan
08/11/16	9.500%	1,000,000	1,011,250
Windsor Quality Food Co., Ltd.
Tranche B Term Loan(a)(b)
02/16/17	5.000%	4,519,800	4,522,512

Total			34,338,354

GAMING (4.7%)

Ameristar Casinos, Inc. Tlb 3.0
Tranche B Term Loan(a)(b)
04/16/18	4.000%	1,375,000	1,386,688
Caesars Entertainment Operating Co., Inc.(a)(b)
Tranche B1 Term Loan
01/28/15	3.274%	1,000,000	935,870
Tranche B2 Term Loan
01/28/15	3.255%	3,000,000	2,807,610
Tranche B4 Term Loan
10/31/16	9.500%	1,997,213	2,115,807
Cannery Casino Resorts LLC(a)(b)
1st Lien Delayed Draw Term Loan
05/17/13	4.463%	394,526	386,391

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

GAMING (CONTINUED)

1st Lien Term Loan
05/17/13	4.463%	$477,071	$467,234
2nd Lien Term Loan
05/18/14	4.463%	1,250,000	1,187,500
Golden Nugget, Inc.
2nd Lien Term Loan(a)(b)
12/31/14	3.470%	2,025,000	1,392,188
Green Valley Ranch Gaming LLC(a)(b)(d)
1st Lien Term Loan
02/16/14	0.000%	795,716	693,267
Green Valley Ranch Gaming LLC(a)(b)(d)
2nd Lien Term Loan
08/16/14	0.000%	1,400,000	10,206
Greenwood Racing, Inc.
Term Loan(a)(b)
11/28/11	2.500%	1,525,753	1,514,950
Isle of Capri Casinos, Inc.
Term Loan(a)(b)(h)
TBD	TBD	1,700,000	1,713,022
Las Vegas Sands LLC(a)(b)
Delayed Draw Term Loan
11/23/16	3.000%	297,283	292,265
Tranche B Term Loan
05/23/14	2.000%	3,143,179	3,089,493
11/23/16	3.000%	1,315,387	1,293,184
Tranche I Delayed Draw Term Loan
05/23/14	2.000%	110,990	109,094
Octavius
Tranche B Term Loan(a)(b)
04/25/17	10.250%	3,775,000	3,780,512
Penn National Gaming, Inc.
Tranche B Term Loan(a)(b)
10/03/12	1.996%	2,912,914	2,908,049
Twin River Worldwide Holdings, Inc.
Term Loan(a)(b)
11/05/15	8.500%	1,646,581	1,654,122
VML U.S. Finance LLC
Tranche B Term Loan(a)(b)
05/27/13	4.720%	1,024,159	1,024,671

Total			28,762,123

HEALTH CARE (7.8%)

AMN Healthcare, Inc.(a)(b)
2nd Lien Term Loan
09/01/16	11.750%	900,000	882,000
Tranche B Term Loan
06/23/15	7.250%	680,367	680,367
Ardent Medical Services, Inc.
Term Loan(a)(b)
09/15/15	6.500%	1,801,174	1,805,677

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

HEALTH CARE (CONTINUED)

Biomet, Inc.
Term Loan(a)(b)
03/25/15	3.281%	$725,455	$723,946
Community Health Systems, Inc.(a)(b)
Delayed Draw Term Loan
07/25/14	2.561%	383,528	373,422
Term Loan
07/25/14	2.561%	7,462,963	7,266,314
01/25/17	3.811%	829,001	814,303
ConvaTec, Inc.
Term Loan(a)(b)
12/22/16	5.750%	2,817,937	2,824,982
DJO Finance LLC
Term Loan(a)(b)
05/20/14	3.211%	807,858	803,318
DaVita, Inc.
Tranche B Term Loan(a)(b)
10/20/16	4.500%	1,895,250	1,909,161
Emdeon Business Services LLC(a)(b)
1st Lien Term Loan
11/16/13	2.220%	1,678,354	1,674,158
2nd Lien Term Loan
05/16/14	5.220%	975,000	972,972
HCA, Inc.(a)(b)
Tranche A1 Term Loan
11/16/12	1.557%	1,750,000	1,746,710
Tranche B1 Term Loan
11/18/13	2.557%	8,798,659	8,789,861
Health Management Associates, Inc.
Tranche B Term Loan(a)(b)
02/28/14	2.057%	1,749,629	1,725,011
Iasis Healthcare LLC(a)(b)
Delayed Draw Term Loan
03/14/14	2.211%	373,163	372,163
Synthetic Letter of Credit
03/14/14	2.210%	95,998	95,741
Term Loan
03/14/14	2.211%	1,078,381	1,075,491
Inverness Medical(a)(b)
1st Lien Term Loan
06/26/14	2.225%	2,242,103	2,211,834
2nd Lien Term Loan
06/26/15	4.461%	1,000,000	994,690
MedAssets, Inc.
Term Loan(a)(b)
11/16/16	5.250%	2,658,810	2,679,416
Onex Carestream Finance LP
Term Loan(a)(b)
02/25/17	5.000%	4,475,000	4,190,166
Res-Care, Inc.
Tranche B Term Loan(a)(b)
12/22/16	7.250%	947,625	945,256

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

HEALTH CARE (CONTINUED)

Select Medical Corp.(a)(b)
Tranche B Term Loan
02/24/12	2.317%	$647,385	$643,877
Tranche B1 Term Loan
08/22/14	4.077%	813,577	812,560
Skilled Healthcare Group, Inc.
Term Loan(a)(b)
04/09/16	5.250%	569,250	567,115
Vanguard Health Holding Co. II LLC
Term Loan(a)(b)
01/29/16	5.000%	544,521	545,397

Total			48,125,908

HOME CONSTRUCTION (—%)

Las Vegas Land Holdings LLC
Term Loan(a)(b)
03/31/16	5.307%	58,806	46,604

INDEPENDENT ENERGY (0.2%)

MEG Energy Corp.
Term Loan(a)(b)(e)
03/18/18	4.000%	1,050,000	1,058,746

LIFE INSURANCE (0.4%)

CNO Financial Group, Inc.
Term Loan(a)(b)
09/30/16	7.500%	2,426,667	2,436,203

MEDIA CABLE (3.5%)

Bresnan Broadband Holdings LLC
Tranche B Term Loan(a)(b)
12/14/17	4.500%	872,813	878,922
Cequel Communications LLC
Term Loan(a)(b)
11/05/13	2.236%	1,492,920	1,485,455
Charter Communications Operating LLC(a)(b)
Tranche B1 Term Loan
03/06/14	2.220%	4,553,947	4,544,293
Tranche C Term Loan
09/06/16	3.560%	2,052,562	2,057,036
Insight Midwest Holdings LLC
Tranche B Term Loan(a)(b)
04/07/14	2.022%	1,053,684	1,040,724
MCC Iowa LLC(a)(b)
Tranche D1 Term Loan
01/31/15	1.940%	466,474	450,292
Tranche F Term Loan
10/23/17	4.500%	2,758,053	2,759,211

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

MEDIA CABLE (CONTINUED)

Mediacom Illinois LLC
Tranche D Term Loan(a)(b)
03/31/17	5.500%	$2,191,625	$2,190,529
Quebecor Media
Tranche B Term Loan(a)(b)(e)
01/17/13	2.278%	879,129	877,485
TWCC Holding Corp.
Term Loan(a)(b)
02/11/17	4.250%	1,571,063	1,585,689
UPC Financing Partnership
Tranche T Term Loan(a)(b)(e)
12/30/16	3.744%	492,146	491,994
WideOpenWest Finance LLC(a)(b)
1st Lien Term Loan
06/30/14	2.721%	1,987,236	1,935,072
Tranche A Term Loan
06/30/14	6.746%	1,250,781	1,252,870

Total			21,549,572

MEDIA NON-CABLE (10.4%)

Advanstar Communications, Inc.
1st Lien Term Loan(a)(b)
06/02/14	2.560%	933,185	798,807
CMP Susquehanna Corp.
Term Loan(a)(b)
05/05/13	2.250%	1,988,576	1,958,031
Cengage Learning Acquisitions, Inc.
Term Loan(a)(b)
07/03/14	2.460%	2,233,661	2,147,286
Clear Channel Communications, Inc.(a)(b)
Tranche A Term Loan
07/30/14	3.611%	1,928,051	1,815,472
Tranche B Term Loan
01/29/16	3.861%	9,730,384	8,654,009
Cumulus Media, Inc.
Term Loan(a)(b)
06/11/14	3.461%	1,251,442	1,239,353
Emmis Operating Co.
Tranche B Term Loan(a)(b)
11/01/13	4.308%	945,472	875,914
Encompass Digital Media
Tranche B Term Loan(a)(b)
02/28/16	7.750%	3,225,000	3,225,000
F & W Media, Inc.
Term Loan(a)(b)
06/09/14	7.750%	980,250	877,324
GateHouse Media Operating, Inc.(a)(b)
Delayed Draw Term Loan
08/28/14	2.220%	658,094	270,365
Term Loan
08/28/14	2.220%	1,763,691	724,577
08/28/14	2.470%	1,952,255	802,045

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

MEDIA NON-CABLE (CONTINUED)

Getty Images, Inc.
Term Loan(a)(b)
11/07/16	5.250%	$746,250	$753,944
Gray Television, Inc
Tranche B Term Loan(a)(b)
12/31/14	3.750%	3,170,879	3,147,985
HMH Publishing Company Ltd.
Tranche A Term Loan(a)(b)
06/12/14	6.031%	496,308	479,185
Hubbard Radio LLC(a)(b)(h)
2nd Lien Term Loan
TBD	TBD	1,000,000	1,022,500
lst Lien Term Loan
TBD	TBD	1,900,000	1,919,798
Intelsat Jackson Holdings SA(a)(b)(e)
Term Loan
02/01/14	2.776%	3,225,000	3,120,187
02/01/14	3.285%	1,570,408	1,540,570
Lodgenet Interactive Corp.
Term Loan(a)(b)
04/04/14	6.500%	470,850	450,669
MediaNews Group, Inc.
Term Loan(a)(b)
03/19/14	8.500%	111,405	111,335
Newsday LLC
Term Loan(a)(b)
08/01/13	6.526%	1,450,000	1,486,250
NextMedia Operating, Inc.
Term Loan(a)(b)
05/27/16	8.250%	2,693,199	2,694,896
Nielsen Finance LLC
Tranche B Term Loan(a)(b)
05/02/16	3.981%	1,289,348	1,298,218
Penton Media, Inc.
1st Lien Term Loan(a)(b)
08/01/14	5.000%	534,004	445,002
Postmedia Network, Inc.
Tranche C Term Loan(a)(b)(e)
07/13/16	7.250%	2,017,348	2,032,478
Quad/Graphics, Inc.
Term Loan(a)(b)
07/02/16	5.500%	967,688	968,897
R.H. Donnelly, Inc.
Term Loan(a)(b)
10/24/14	9.000%	469,654	368,678
Radio One, Inc.
Term Loan(a)(b)
03/31/16	7.500%	4,850,000	4,956,118
Revolution Studios Distribution Co. LLC(a)(b)
2nd Lien Term Loan
06/21/15	7.220%	525,000	210,000

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

MEDIA NON-CABLE (CONTINUED)

Tranche B Term Loan
12/21/14	3.970%	$1,201,442	$919,103
Spanish Broadcasting System, Inc.
1st Lien Term Loan(a)(b)
06/10/12	2.060%	3,336,572	3,239,244
SuperMedia, Inc.
Term Loan(a)(b)
12/31/15	11.000%	214,478	143,593
Tribune Co.
Tranche B Term Loan(a)(b)(d)
06/04/14	0.000%	587,263	408,800
Univision Communications, Inc.(a)(b)
1st Lien Term Loan
03/31/17	4.461%	4,034,163	3,941,458
Term Loan
09/29/14	2.211%	1,977,401	1,933,661
Van Wagner Communications LLC(a)(b)
Delayed Draw Term Loan
06/27/13	3.237%	260,872	234,569
Tranche B Term Loan
06/27/13	3.332%	367,879	330,786
Yell Group PLC
Tranche B1 Term Loan(a)(b)
07/31/14	3.961%	1,248,253	482,662
Zuffa LLC(a)(b)
Term Loan
06/19/15	2.250%	1,357,989	1,334,224
06/19/15	7.500%	812,625	817,363

Total			64,180,356

METALS (0.1%)

Noranda Aluminum Acquisition Corp.
Tranche B Term Loan(a)(b)
05/18/14	1.961%	851,662	841,017

NON-CAPTIVE CONSUMER (0.5%)

Springleaf Funding Co.
Term Loan(a)(b)
04/21/15	7.250%	3,275,000	3,276,179

NON-CAPTIVE DIVERSIFIED (0.5%)

CIT Group, Inc.
Tranche 3 Term Loan(a)(b)
08/11/15	6.250%	592,085	601,091
International Lease Finance Corp.
Tranche 1 Term Loan(a)(b)
03/17/15	6.750%	1,500,000	1,504,020

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

NON-CAPTIVE DIVERSIFIED (CONTINUED)

iStar Financial, Inc.
Tranche A2 Term Loan(a)(b)
06/30/14	7.000%	$1,075,000	$1,078,418

Total			3,183,529

OIL FIELD SERVICES (0.1%)

Volnay Acquisition Co.
Tranche B1 Term Loan(a)(b)(e)
01/12/14	4.500%	468,242	465,901

OTHER FINANCIAL INSTITUTIONS (0.5%)

Fifth Third Processing Solutions LLC
2nd Lien Term Loan(a)(b)
11/03/17	8.250%	900,000	917,622
Harland Clarke Holdings Corp.
Tranche B Term Loan(a)(b)
06/30/14	2.774%	2,444,527	2,345,719

Total			3,263,341

OTHER INDUSTRY (0.6%)

ATI Acquisition Co.(a)(b)(c)
Term Loan
12/30/15	13.250%	500,000	460,835
Tranche B Term Loan
12/30/14	8.250%	715,937	667,612
Education Management LLC
Tranche C Term Loan(a)(b)
06/03/13	2.063%	330,191	323,815
Rexnord LLC/RBS Global, Inc.
Tranche B1 Term Loan(a)(b)
07/19/13	2.791%	525,000	523,031
Sensus USA, Inc.
Tranche B3 Term Loan(a)(b)
06/03/13	7.000%	964,686	958,656
TriMas Co. LLC(a)(b)
Tranche B Term Loan
12/15/15	6.000%	870,562	872,739
Tranche B1 Term Loan
08/02/11	6.000%	120,159	120,459

Total			3,927,147

OTHER UTILITY (0.3%)

BRSP LLC
Term Loan(a)(b)
06/24/14	7.500%	1,933,519	1,945,604

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

PACKAGING (1.4%)

Anchor Glass Container Corp.
1st Lien Term Loan(a)(b)
03/02/16	6.000%	$1,029,598	$1,033,891
BWAY Holding Co.
Tranche B Term Loan(a)(b)
02/23/18	4.500%	1,855,225	1,863,722
Berry Plastics Holding Corp.
Tranche C Term Loan(a)(b)
04/03/15	2.314%	1,442,487	1,388,394
Consolidated Container LLC Co.
1st Lien Term Loan(a)(b)
03/28/14	2.438%	1,196,230	1,164,087
Graphic Packaging International, Inc.
Term Loan(a)(b)
05/16/14	3.041%	845,389	846,251
ICL Industrial Containers ULC
Tranche C Term Loan(a)(b)
02/23/18	4.500%	164,712	165,467
Reynolds Group Holdings, Inc.
Term Loan(a)(b)
02/09/18	4.250%	1,275,000	1,280,942
Tegrant Corp.
2nd Lien Term Loan(a)(b)
03/08/15	5.810%	850,000	750,125

Total			8,492,879

PAPER (0.9%)

Georgia-Pacific LLC
Tranche C Term Loan(a)(b)
12/23/14	3.559%	995,994	1,000,187
Rock-Tenn Co.
Tranche B Term Loan(a)(b)(h)
TBD	TBD	1,675,000	1,684,313
Smurfit-Stone Container Enterprises, Inc.
Term Loan(a)(b)
07/15/16	6.750%	1,192,434	1,192,649
White Birch Paper Co.(a)(b)
Debtor in Possession Delayed Draw Term Loan
09/30/11	6.716%	169,553	167,753
Debtor in Possession Term Loan
09/30/11	12.000%	1,036,819	1,025,808
White Birch Paper Co.(a)(b)(h)
Debtor in Possession Delayed Draw Term Loan
TBD	TBD	189,950	187,932

Total			5,258,642

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

PHARMACEUTICALS (0.4%)

Catalent Pharma Solutions, Inc.
Term Loan(a)(b)
04/10/14	2.461%	$1,380,893	$1,343,209
Grifols, Inc.
Tranche B Term Loan(a)(b)(h)
TBD	TBD	800,000	806,200
Mylan, Inc.
Tranche B Term Loan(a)(b)
10/02/14	3.563%	399,221	400,969

Total			2,550,378

PROPERTY & CASUALTY (0.7%)

Asurion LLC(a)(b)
1st Lien Term Loan
07/03/14	3.248%	1,404,758	1,397,144
07/03/15	6.731%	379,311	377,653
Tranche B2 Term Loan
03/31/15	6.750%	1,299,948	1,320,266
HUB International Ltd.
Term Loan(a)(b)
06/13/14	6.750%	470,226	470,715
USI Holdings Corp.
Tranche B Term Loan(a)(b)
05/05/14	2.720%	997,409	983,945

Total			4,549,723

REFINING (0.3%)

Alon USA Energy, Inc.(a)(b)
Term Loan
08/05/13	2.527%	1,270,000	1,121,969
08/05/13	2.561%	158,750	140,246
Wynnewood Refining Co.
Term Loan(a)(b)(c)
11/13/14	11.750%	658,750	658,750

Total			1,920,965

REITs (0.2%)

CB Richard Ellis Services, Inc.
Tranche C Term Loan(a)(b)(h)
TBD	TBD	1,400,000	1,397,200

RESTAURANTS (0.2%)

Buffets, Inc.
1st Lien Letter of Credit(a)(b)
04/22/15	1.160%	151,096	118,611

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

RESTAURANTS (CONTINUED)

OSI Restaurant Partners LLC(a)(b)
Term Loan
06/14/13	0.101%	$77,306	$75,769
06/14/14	2.500%	792,068	776,313

Total			970,693

RETAILERS (4.8%)

Claire’s Stores, Inc.
Tranche B Term Loan(a)(b)
05/29/14	3.051%	2,633,747	2,491,894
David’s Bridal, Inc.
Term Loan(a)(b)
01/31/14	2.307%	399,040	395,549
Dollar General Corp.
Tranche B1 Term Loan(a)(b)
07/07/14	2.985%	2,853,696	2,854,038
General Nutrition Centers, Inc.
Tranche B Term Loan(a)(b)
03/02/18	4.250%	3,112,500	3,131,953
J. Crew Group, Inc.
Term Loan(a)(b)
03/07/18	4.750%	1,000,000	998,030
JRD Holdings, Inc.
Term Loan(a)(b)
07/02/14	2.470%	1,330,645	1,326,760
Jo-Ann Stores, Inc.
Term Loan(a)(b)
03/19/18	4.750%	2,250,000	2,246,242
Michaels Stores, Inc.(a)(b)
Tranche B1 Term Loan
10/31/13	2.584%	2,822,634	2,797,597
Tranche B2 Term Loan
07/31/16	4.834%	1,425,366	1,433,562
Neiman Marcus Group, Inc.(The)(a)(b)
Tranche B1 Term Loan
04/06/13	2.310%	1,389,909	1,385,851
Tranche B2 Term Loan
04/06/16	4.310%	2,000,000	2,000,460
Orchard Supply Hardware LLC
Term Loan(a)(b)
12/21/13	5.000%	1,557,000	1,463,580
Pantry, Inc. (The)(a)(b)
Delayed Draw Term Loan
05/15/14	1.970%	218,546	216,360
Term Loan
05/15/14	1.970%	758,996	751,406
PetCo Animal Supplies, Inc.
Term Loan(a)(b)
11/24/17	4.500%	3,019,500	3,042,146
Rent-A-Center, Inc.
Tranche B Term Loan(a)(b)
03/31/15	3.310%	506,507	509,039

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

RETAILERS (CONTINUED)

Sally Holdings LLC
Tranche B Term Loan(a)(b)
11/16/13	2.460%	$1,379,074	$1,379,943
Yankee Candle Co., Inc.
Term Loan(a)(b)
02/06/14	2.220%	1,309,097	1,304,005

Total			29,728,415

SUPERMARKETS (0.6%)

Great Atlantic & Pacific Tea Co., Inc. (The)
Debtor In Possession Term Loan(a)(b)
06/14/12	8.750%	2,200,000	2,224,750
Supervalu, Inc.
Tranche A Term Loan(a)(b)
06/02/11	1.336%	1,524,788	1,523,340

Total			3,748,090

TECHNOLOGY (6.7%)

Acxiom Corp.
Tranche 2 Term Loan(a)(b)
03/15/15	3.270%	460,984	459,832
Brocade Communications Systems, Inc.
Term loan(a)(b)
10/07/13	7.000%	206,434	208,112
CommScope, Inc.
Term Loan(a)(b)
01/14/18	5.000%	1,125,000	1,133,032
CoreLogic, Inc.
Term Loan(a)(b)
04/12/16	4.750%	694,750	696,487
Dealer Computer Services, Inc.
Term Loan(a)(b)
04/21/18	3.750%	1,265,110	1,272,739
Edwards (Cayman Islands II) Ltd.
1st Lien Term Loan(a)(b)(e)
05/31/16	5.500%	1,571,062	1,572,634
Fidelity National Information Services, Inc.
Tranche B Term Loan(a)(b)
07/18/16	5.250%	1,968,180	1,980,481
First Data Corp.(a)(b)
Tranche B1 Term Loan
09/24/14	2.963%	4,891,359	4,640,139
Tranche B2 Term Loan
09/24/14	2.963%	3,748,068	3,557,854
Flextronics International Ltd.
Tranche B Term Loan(a)(b)(e)
10/01/12	2.494%	445,385	442,530

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

TECHNOLOGY (CONTINUED)

Freescale Semiconductor, Inc.
Term Loan(a)(b)
12/01/16	4.494%	$5,305,325	$5,300,709
Infor Enterprise Solutions Holdings, Inc.(a)(b)
1st Lien Delayed Draw Term Loan
07/28/15	5.970%	1,624,800	1,610,583
1st Lien Term Loan
07/28/15	5.970%	3,070,409	3,043,543
2nd Lien Term Loan
03/02/14	6.461%	600,000	549,858
Kasima LLC
Term Loan(a)(b)
03/31/17	5.000%	1,800,000	1,797,750
NDS Finance Ltd.
Tranche B Term Loan(a)(b)
03/12/18	4.000%	850,000	850,799
Novell, Inc.
1st Lien Term Loan(a)(b)(h)
TBD	TBD	1,000,000	999,380
Reynolds & Reynolds Tl5 2.75(a)(b)
04/21/18	4.250%	975,000	980,879
Reynolds & Reynolds Tla 2.5(a)(b)
04/21/16	2.713%	375,000	375,000
Rovi Solutions Corp./Guides, Inc.(a)(b)
Tranche A Term Loan
02/07/16	2.820%	525,000	524,344
Tranche B Term Loan
02/07/18	4.000%	650,000	654,063
Sensata Technology BV/Finance Co. LLC
Term Loan(a)(b)
04/27/13	2.023%	934,150	929,189
Ship Luxco 3 SARL
Tranche B2A Term Loan(a)(b)
11/30/17	6.250%	1,425,000	1,428,334
Spansion LLC
Term Loan(a)(b)
02/09/15	6.250%	306,148	308,827
SunGard Data Systems, Inc.(a)(b)
Tranche B Term Loan
02/28/14	3.744%	1,350,000	1,357,870
02/28/16	3.929%	1,498,443	1,506,669
Symphonyiri Group, Inc.
Term Loan(a)(b)
05/16/14	3.302%	339,184	337,488
Syniverse Holdings, Inc.
Term Loan(a)(b)
12/21/17	5.250%	775,000	782,107
Trans Union LLC
Term Loan(a)(b)
02/10/18	4.750%	1,200,000	1,209,300

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

TECHNOLOGY (CONTINUED)

Verint Systems, Inc.
Tranche B Term Loan(a)(b)(h)
TBD	TBD	$1,000,000	$1,002,500

Total			41,513,032

TEXTILE (0.4%)

Levi Strauss & Co.
Term Loan(a)(b)
03/27/14	2.461%	2,202,000	2,157,960

TRANSPORTATION SERVICES (1.0%)

Hertz Corp. (The)(a)(b)
Letter of Credit
03/11/18	3.750%	2,825,000	2,789,687
Tranche B Term Loan
03/11/18	3.750%	3,500,000	3,527,825

Total			6,317,512

WIRELESS (1.0%)

Crown Castle Operating Co.
Tranche B Term Loan(a)(b)
03/06/14	1.711%	1,212,121	1,205,915
Hawaiian Telcom Communications, Inc.
Term Loan(a)(b)
10/28/15	9.000%	451,816	461,842
MetroPCS Wireless, Inc.(a)(b)
Tranche B1 Term Loan
11/03/13	4.071%	86,962	86,912
Tranche B2 Term Loan
11/03/16	4.071%	947,416	949,386
Tranche B3 Term Loan
03/19/18	4.000%	548,625	548,109
Ntelos, Inc.
Tranche B Term Loan(a)(b)
08/07/15	4.000%	2,012,602	2,017,272
Telesat Canada(a)(b)(e)
Tranche I Term Loan
10/31/14	3.220%	991,969	990,977
Tranche II Term Loan
10/31/14	3.220%	85,207	85,122

Total			6,345,535

WIRELINES (1.1%)

Alaska Communications Systems Holdings, Inc.
Term Loan(a)(b)
10/21/16	5.500%	1,845,375	1,853,938
Integra Telecom Holdings, Inc.
Term Loan(a)(b)
04/15/15	9.250%	918,063	919,789

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

WIRELINES (CONTINUED)

TW Telcom Holdings, Inc.
Tranche B2 Term Loan(a)(b)
12/30/16	3.470%	$1,058,958	$1,061,383
Windstream Corp.
Tranche B2 Term Loan(a)(b)
12/17/15	3.017%	2,668,228	2,673,644

Total			6,508,754

Total Senior Loans (Cost: $508,634,217)			$511,012,088

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (10.1%)

AIRLINES (0.1%)

American Airlines, Inc.
Senior Secured(i)
03/15/16	7.500%	$924,000	$907,830

CHEMICALS (0.5%)

Hexion U.S. Finance Corp./Nova Scotia ULC(a)
Secured
11/15/14	4.813%	1,000,000	973,750
Hexion U.S. Finance Corp./Nova Scotia ULC(i)
Secured
11/15/20	9.000%	545,000	588,600
Lyondell Chemical Co.
Senior Secured
05/01/18	11.000%	500,000	565,000
Momentive Performance Materials, Inc.
Secured(i)
01/15/21	9.000%	905,000	975,137

Total			3,102,487

ELECTRIC (0.4%)

NRG Energy, Inc.(i)
01/15/18	7.625%	1,000,000	1,050,000
Texas Competitive Electric Holdings Co. LLC/Finance, Inc.
Senior Secured(i)
10/01/20	11.500%	1,205,000	1,235,125

Total			2,285,125

ENTERTAINMENT (0.6%)

AMC Entertainment, Inc.
Senior Subordinated Notes(i)
12/01/20	9.750%	1,565,000	1,666,725

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

ENTERTAINMENT (CONTINUED)

NAI Entertainment Holdings LLC
Senior Secured(i)
12/15/17	8.250%	$713,000	$770,040
Regal Entertainment Group
08/15/18	9.125%	1,195,000	1,278,650

Total			3,715,415

ENVIRONMENTAL (0.1%)

Casella Waste Systems, Inc.(i)
02/15/19	7.750%	325,000	330,688

FOOD AND BEVERAGE (1.1%)

Dean Foods Co.
Senior Notes(i)
12/15/18	9.750%	4,000,000	4,150,000
Pilgrim’s Pride Corp.(i)
12/15/18	7.875%	3,000,000	2,812,500

Total			6,962,500

GAMING (0.2%)

Boyd Gaming Corp.
Senior Notes(i)
12/01/18	9.125%	1,000,000	1,037,500
Tunica-Biloxi Gaming Authority
Senior Unsecured(i)
11/15/15	9.000%	105,000	103,950

Total			1,141,450

HEALTH CARE (0.8%)

CHS/Community Health Systems, Inc.
07/15/15	8.875%	2,000,000	2,045,000
LifeCare Holdings, Inc.
08/15/13	9.250%	1,000,000	710,000
Select Medical Holdings Corp.
Senior Unsecured(a)
09/15/15	6.211%	2,000,000	1,955,000

Total			4,710,000

HOME CONSTRUCTION (0.3%)

K Hovnanian Enterprises, Inc.
10/15/15	11.875%	1,760,000	1,645,600

MEDIA CABLE (0.2%)

Cequel Communications Holdings I LLC/Capital Corp.
Senior Unsecured(i)
11/15/17	8.625%	1,120,000	1,201,200

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

MEDIA NON-CABLE (1.8%)

AMO Escrow Corp.
Senior Secured(i)
12/15/17	11.500%	$4,871,000	$5,236,325
Block Communications, Inc.
Senior Notes(i)
12/15/15	8.250%	2,000,000	2,065,000
Clear Channel Communications, Inc.
Senior Unsecured
01/15/13	5.750%	1,000,000	995,000
Cumulus Media, Inc.(i)(j)
05/01/19	7.750%	408,000	414,120
F & W Media, Inc.
12/09/14	15.000%	454,060	252,003
Radio One, Inc.
PIK(i)
05/11/16	12.500%	2,040,500	2,132,322

Total			11,094,770

METALS (—%)

Aleris International, Inc.
Senior Unsecured(c)(g)
06/01/20	6.000%	13,834	13,834

OIL FIELD SERVICES (0.2%)

McJunkin Red Man Corp.
Senior Secured(i)
12/15/16	9.500%	1,000,000	1,027,500

OTHER INDUSTRY (0.2%)

Mueller Water Products, Inc.
09/01/20	8.750%	1,000,000	1,112,500

PACKAGING (0.4%)

Berry Plastics Corp.
Senior Secured(a)
02/15/15	5.028%	1,000,000	985,000
Reynolds Group Issuer, Inc./LLC(i)
02/15/21	8.250%	1,460,000	1,489,200

Total			2,474,200

PAPER (0.1%)

Verso Paper Holdings LLC/Inc.
Secured(i)
02/01/19	8.750%	485,000	500,763

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

PHARMACEUTICALS (0.1%)

Grifols, Inc.
Secured(i)
02/01/18	8.250%	$460,000	$476,100

RETAILERS (0.7%)

Claire’s Stores, Inc.
06/01/15	9.250%	1,066,000	1,060,670
YCC Holdings LLC/Yankee Finance, Inc.
Senior Unsecured(i)
02/15/16	10.250%	2,000,000	2,060,000
Yankee Candle Co., Inc.
02/15/15	8.500%	1,500,000	1,563,750

Total			4,684,420

SUPERMARKETS (0.3%)

SUPERVALU, Inc.
Senior Unsecured
05/01/16	8.000%	2,000,000	2,085,000

TECHNOLOGY (0.8%)

Buccaneer Merger Sub, Inc.
Senior Notes(i)
01/15/19	9.125%	835,000	897,625
First Data Corp.
09/24/15	9.875%	1,000,000	1,033,750
First Data Corp.(i)
Secured
01/15/21	8.250%	1,000,000	995,000
SunGard Data Systems, Inc.
08/15/15	10.250%	2,000,000	2,100,000

Total			5,026,375

TOBACCO (0.3%)

Alliance One International, Inc.
07/15/16	10.000%	2,000,000	2,045,000

WIRELINES (0.9%)

Cincinnati Bell, Inc.
10/15/20	8.375%	1,000,000	1,002,500
Level 3 Financing, Inc.
11/01/14	9.250%	2,291,000	2,376,912
PAETEC Holding Corp.
07/15/15	9.500%	2,000,000	2,100,000

Total			5,479,412

Total Corporate Bonds & Notes (Cost: $60,598,720)			$62,022,169

Issuer	Shares	Value

Common Stocks (2.5%)

CONSUMER DISCRETIONARY (0.6%)

Auto Components (0.1%)

Delphi Automotive LLP(k)	12	$263,317
Mark IV Industries, Inc.(k)	667	39,020
Metaldyne Corp. LLC(k)	1,014	405,600
Plastech Engineered Products, Inc., B Units(c)(f)(g)	6,657	—
Plastech Engineered Products, Inc., C Units(c)(f)(g)	8,198	—

Total		707,937

Hotels, Restaurants & Leisure (—%)

Buffets Restaurants Holdings, Inc.(k)	28,786	145,369

Household Durables (—%)

Rhodes Companies LLC (The)(k)	109,053	32,716

Media (0.5%)

F & W Media, Inc.(k)	4,165	2,603
MediaNews Group, Inc.(k)	10,512	315,360
MGM Holdings II, Inc.(k)	68,207	1,565,794
Reader’s Digest Association, Inc.(k)	26,729	874,787
Star Tribune Co. (The)(k)	471	13,541
SuperMedia, Inc.(k)	1,126	5,788

Total		2,777,873

TOTAL CONSUMER DISCRECTIONARY		3,663,895

FINANCIALS (—%)

Diversified Financial Services (—%)

Education Media, Inc., Unit	29,515	143,886

TOTAL FINANCIALS		143,886

INDUSTRIALS (—%)

Industrial Conglomerates (—%)

Contech Construction Products, Inc.(k)	277,761	13,888

TOTAL INDUSTRIALS		13,888

INFORMATION TECHNOLOGY (—%)

IT Services (—%)

Advanstar Communications, Inc.(k)	18,596	195,258

TOTAL INFORMATION TECHNOLOGY		195,258

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS (1.8%)

Chemicals (1.7%)

LyondellBasell Industries NV, Class A(e)	231,857	$10,317,636

Metals & Mining (0.1%)

Aleris International, Inc.(k)	16,009	944,531

TOTAL MATERIALS		11,262,167

TELECOMMUNICATION SERVICES (0.1%)

Wireless Telecommunication Services (0.1%)

Hawaiian Telcom Holdco, Inc.(k)	15,044	396,786

TOTAL TELECOMMUNICATION SERVICES		396,786

Total Common Stocks
(Cost: $17,215,622)		$15,675,880

Warrants (0.2%)

CONSUMER DISCRETIONARY (—%)

Media (—%)

F & W Media, Inc.(k)	1,805	$1,128
Star Tribune Co. (The)(c)(k)	2,617	75,239

Total		76,367

TOTAL CONSUMER DISCRECTIONARY		76,367

Issuer	Shares	Value

Warrants (continued)

FINANCIALS (—%)

Diversified Financial Services (—%)

Cumulus Media, Inc., Class A(c)(k)	2,817	$11,058

TOTAL FINANCIALS		11,058

INFORMATION TECHNOLOGY (0.2%)

Communications Equipment (0.2%)

Citadel Broadcasting Corp., Class B(c)(k)	27,602	943,988

TOTAL INFORMATION TECHNOLOGY		943,988

Total Warrants
(Cost: $2,615,157)		$1,031,413

	Shares	Value

Money Market Fund (5.2%)

Columbia Short-Term Cash Fund, 0.195%(l)(m)	31,748,832	$31,748,832

Total Money Market Fund
(Cost: $31,748,832)		$31,748,832

Total Investments
(Cost: $620,812,548)(n)		$621,490,382(o)
Other Assets & Liabilities, Net		(5,367,808)

Net Assets		$616,122,574

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments

(a)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2011.

(b)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(c)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at April 30, 2011 was $2,866,909, representing 0.47% of net assets. Information concerning such security holdings at April 30, 2011 was as follows:

	Acquisition
Security	dates	Cost

Aleris International, Inc.
Senior Unsecured
6.000% 2020	06/29/10	$—
ATI Acquisition Co.
Term Loan
13.250% 2015	12/23/09	492,190
ATI Acquistion Co.
Tranche B Term Loan
8.250% 2014	12/23/09	694,776
Citadel Broadcasting Corp., Class B	07/06/09 thru 01/08/10	442,439
Cumulus Media, Inc., Class A	11/05/09	—
GPX International Tire Corp.
Tranche B Term Loan
0.000% 2012	04/11/06 thru 06/04/10	264,278
Plastech Engineered Products, Inc.
1st Lien Term Loan
0.000% 2013	02/14/07 thru 05/26/09	102,045
Plastech Engineered Products, Inc., B Units	06/29/09	—
Plastech Engineered Products, Inc., C Units	06/29/09	—
Star Tribune Co. (The)	03/09/07	1,779,696
Wynnewood Refining Co.
Term Loan
11.750% 2014	10/14/09	606,912

(d)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2011, the value of these securities amounted to $1,147,866, which represents 0.19% of net assets.

(e)	Represents a foreign security. At April 30, 2011, the value of foreign securities, excluding short-term securities, represented 4.82% of net assets.

(f)	Negligible market value.

(g)	Represents fair value as determined in good faith under procedures approved by the Board of Directors. At April 30, 2011, the value of these securities amounted to $13,834, which represents less than 0.01% of net assets.

(h)	Represents a senior loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(i)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the value of these securities amounted to $34,123,250 or 5.54% of net assets.

(j)	Represents a security purchased on a when-issued or delayed delivery basis.

(k)	Non-income producing.

(l)	The rate shown is the seven-day current annualized yield at April 30, 2011.

(m)	Investments in affiliates during the period ended April 30, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$9,290,381	$276,399,853	$(253,941,402)	$—	$31,748,832	$—	$31,748,832

(n)	At April 30, 2011, the cost of securities for federal income tax purposes was approximately $620,813,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$20,896,000
Unrealized Depreciation	(20,219,000)

Net Unrealized Appreciation	$677,000

(o)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend
PIK	Payment-in-Kind
TBD	To be Determined
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated January 31, 2011.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2011:

	Fair value at April 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Senior Loans
Building Materials	$—	$5,971,751	$659,059	$6,630,810
Construction Machinery	—	4,905,743	940,594	5,846,337
Health Care	—	47,180,652	945,256	48,125,908
Home Construction	—	—	46,604	46,604
Media Cable	—	20,672,087	877,485	21,549,572
Media Non-Cable	—	61,149,882	3,030,474	64,180,356
Oil Field Services	—	—	465,901	465,901
Other Industry	—	846,846	3,080,301	3,927,147
Other Utility	—	—	1,945,604	1,945,604
Packaging	—	7,742,754	750,125	8,492,879
Paper	—	3,877,149	1,381,493	5,258,642
Refining	—	1,262,215	658,750	1,920,965
Restaurants	—	852,082	118,611	970,693
Retailers	—	27,497,068	2,231,347	29,728,415
All Other Industries	—	311,922,255	—	311,922,255

Total Senior Loans		493,880,484	17,131,604	511,012,088

Bonds
Corporate Bonds & Notes
Metals	—	—	13,834	13,834
All Other Industries	—	62,008,335	—	62,008,335

Total Bonds	—	62,008,335	13,834	62,022,169

Equity Securities
Common Stocks
Consumer Discretionary	5,788	3,058,277	599,830	3,663,895
Financials	—	143,886	—	143,886
Industrials	—	—	13,888	13,888
Information Technology	—	—	195,258	195,258
Materials	10,317,636	—	944,531	11,262,167
Telecommunication Services	—	396,786	—	396,786
Warrants
Consumer Discretionary	—	—	76,367	76,367
Financials	—	11,058	—	11,058
Information Technology	—	—	943,988	943,988

Total Equity Securities	10,323,424	3,610,007	2,773,862	16,707,293

Other
Affiliated Money Market Fund(c)	31,748,832	—	—	31,748,832

Total Other	31,748,832	—	—	31,748,832

Total	$42,072,256	$559,498,826	$19,919,300	$621,490,382

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) There were no significant transfers between Levels 1 and 2 during the period.
(c) Money market fund that is a sweep investment for cash balances in the Fund at April 30, 2011.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Senior	Corporate Bonds	Common	Warrants
	Loans	& Notes	Stocks		Total

Balance as of July 31, 2010	$30,253,197	$15,726	$1,400,223	$797,858	$32,467,004
Accrued discounts/premiums	125,590	31	—	—	125,621
Realized gain (loss)	31,156	1,561	—	—	32,717
Change in unrealized appreciation (depreciation)*	144,361	(1,022)	526,732	222,497	892,568
Sales	(17,483,812)	(2,462)	—	—	(17,486,274)
Purchases	941,273	—	—	—	941,273
Transfers into Level 3	3,260,918	—	—	—	3,260,918
Transfers out of Level 3	(141,079)	—	(173,448)	—	(314,527)

Balance as of April 30, 2011	$17,131,604	$13,834	$1,753,507	$1,020,355	$19,919,300

*	Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2011 was $1,368,981, which is comprised of Senior Loans of $453,763, Common Stocks of $692,721 and Warrants of $222,497.
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
Columbia Income Opportunities Fund

April 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (95.8%)

AEROSPACE & DEFENSE (2.7%)

ADS Tactical, Inc.
Senior Secured(a)
04/01/18	11.000%	$13,290,000	$13,755,150
Huntington Ingalls Industries, Inc.(a)
03/15/18	6.875%	4,491,000	4,726,778
03/15/21	7.125%	6,067,000	6,385,518
Kratos Defense & Security Solutions, Inc.
Senior Secured
06/01/17	10.000%	7,229,000	7,933,827
Kratos Defense & Security Solutions, Inc.(a)
Senior Secured
06/01/17	10.000%	9,400,000	10,316,500
Oshkosh Corp.
03/01/17	8.250%	2,451,000	2,705,291
03/01/20	8.500%	5,380,000	5,998,700
TransDigm, Inc.
Senior Subordinated Notes(a)
12/15/18	7.750%	4,324,000	4,659,110

Total			56,480,874

AIRLINES (—%)

Northwest Airlines, Inc.(b)
03/15/13	7.875%	2,390,800	11,954
11/15/23	7.625%	2,552,500	3,165
03/15/37	9.875%	4,278,500	21,392
02/01/49	10.000%	2,426,300	12,132
03/15/49	8.700%	260,000	1,300
06/01/49	8.875%	971,900	4,860

Total			54,803

AUTOMOTIVE (2.4%)

Accuride Corp.
Senior Secured(c)
08/01/18	9.500%	1,275,000	1,421,625
Collins & Aikman Products Co.
Senior Subordinated Notes(a)(d)(e)(f)
08/15/12	12.875%	6,910,000	691
Dana Holding Corp.
Senior Unsecured
02/15/19	6.500%	1,640,000	1,648,200
02/15/21	6.750%	12,933,000	13,029,997
Lear Corp. Escrow Bond(e)(g)
03/31/16	0.000%	1,595,000	2,393
Lear Corp.
03/15/18	7.875%	3,873,000	4,250,617
03/15/20	8.125%	12,095,000	13,425,450
TRW Automotive, Inc.(a)
03/15/14	7.000%	3,180,000	3,482,100
12/01/17	8.875%	3,135,000	3,542,550
Tenneco, Inc.
08/15/18	7.750%	1,946,000	2,067,625

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

AUTOMOTIVE (CONTINUED)

Visteon Corp.
Senior Notes(a)
04/15/19	6.750%	$8,594,000	$8,508,060

Total			51,379,308

BANKING (0.1%)

Capital One/IV(d)
02/17/37	6.745%	2,185,000	2,217,775

BROKERAGE (1.0%)

E*Trade Financial Corp.
Senior Unsecured
09/15/13	7.375%	1,305,000	1,314,787
12/01/15	7.875%	11,740,000	12,092,200
Senior Unsecured PIK
11/30/17	12.500%	6,880,000	8,213,000
Nuveen Investments, Inc.(c)
11/15/15	10.500%	230,000	239,488

Total			21,859,475

BUILDING MATERIALS (1.8%)

Building Materials Corp. of America(a)(c)
Senior Notes
05/01/21	6.750%	12,115,000	12,281,581
Building Materials Corp. of America(a)(c)(h)
Senior Notes
05/01/21	6.750%	1,833,000	1,858,204
Euramax International, Inc.
Senior Secured(a)
04/01/16	9.500%	5,825,000	6,043,437
Gibraltar Industries, Inc.(d)
12/01/15	8.000%	5,445,000	5,587,931
Interface, Inc.
12/01/18	7.625%	1,800,000	1,928,250
Norcraft Companies LP/Finance Corp.
Secured
12/15/15	10.500%	6,003,000	6,483,240
Norcraft Holdings LP/Capital Corp.
Senior Discount Notes
09/01/12	9.750%	50,000	50,250
Nortek, Inc.(a)
04/15/21	8.500%	4,855,000	4,842,863

Total			39,075,756

CHEMICALS (3.4%)

Ashland, Inc.
06/01/17	9.125%	2,035,000	2,352,969
CF Industries, Inc.
05/01/18	6.875%	7,160,000	8,037,100
05/01/20	7.125%	8,957,000	10,233,372

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

CHEMICALS (CONTINUED)

Celanese U.S. Holdings LLC
10/15/18	6.625%	$421,000	$443,103
Chemtura Corp.(a)
09/01/18	7.875%	2,467,000	2,645,858
Hexion U.S. Finance Corp./Nova Scotia ULC
Senior Secured
02/01/18	8.875%	7,544,000	8,185,240
Koppers, Inc.
12/01/19	7.875%	4,115,000	4,485,350
Lyondell Chemical Co.
Senior Secured(a)
11/01/17	8.000%	13,254,000	14,778,210
Nalco Co.(a)(c)
01/15/19	6.625%	10,525,000	10,840,750
Nova Chemicals Corp.(i)
Senior Unsecured
11/01/16	8.375%	2,880,000	3,254,400
11/01/19	8.625%	960,000	1,102,800
Polypore International, Inc.(a)
11/15/17	7.500%	6,300,000	6,674,062

Total			73,033,214

CONSTRUCTION MACHINERY (3.0%)

Case New Holland, Inc.
Senior Notes(a)
12/01/17	7.875%	13,464,000	15,079,680
Columbus McKinnon Corp.(a)
02/01/19	7.875%	2,139,000	2,197,823
Manitowoc Co., Inc. (The)
11/01/20	8.500%	7,705,000	8,436,975
Manitowoc Co., Inc. (The)(c)
02/15/18	9.500%	3,447,000	3,852,022
RSC Equipment Rental, Inc./Holdings III LLC(a)
Senior Secured
07/15/17	10.000%	4,090,000	4,672,825
RSC Equipment Rental, Inc./Holdings III LLC(a)(c)
Senior Unsecured
02/01/21	8.250%	3,265,000	3,432,331
United Rentals North America, Inc.
12/15/19	9.250%	22,332,000	25,207,245

Total			62,878,901

CONSUMER CYCLICAL SERVICES (0.5%)

Garda World Security Corp.
Senior Unsecured(a)(i)
03/15/17	9.750%	4,345,000	4,703,463
West Corp.(a)(c)
01/15/19	7.875%	4,825,000	4,981,812

Total			9,685,275

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

CONSUMER PRODUCTS (1.6%)

ACCO Brands Corp.
Senior Secured
03/15/15	10.625%	$710,000	$800,525
Central Garden and Pet Co.
03/01/18	8.250%	7,163,000	7,548,011
Jarden Corp.
05/01/16	8.000%	2,895,000	3,177,263
Libbey Glass, Inc.
Senior Secured
02/15/15	10.000%	5,187,000	5,666,798
Scotts Miracle-Gro Co. (The)(a)
12/15/20	6.625%	1,240,000	1,278,750
Spectrum Brands Holdings, Inc.
Senior Secured(a)
06/15/18	9.500%	13,031,000	14,496,987

Total			32,968,334

DIVERSIFIED MANUFACTURING (1.6%)

Actuant Corp.
06/15/17	6.875%	2,215,000	2,284,219
Amsted Industries, Inc.
Senior Notes(a)
03/15/18	8.125%	8,025,000	8,586,750
CPM Holdings, Inc.
Senior Secured(a)(d)
09/01/14	10.875%	4,943,000	5,394,048
Pinafore LLC/Inc.
Secured(a)(i)
10/01/18	9.000%	870,000	952,650
SPX Corp.
Senior Unsecured
12/15/14	7.625%	2,335,000	2,583,094
SPX Corp.(a)
09/01/17	6.875%	8,982,000	9,610,740
WireCo WorldGroup
Senior Unsecured(a)
05/15/17	9.500%	3,293,000	3,490,580

Total			32,902,081

ELECTRIC (2.9%)

BHM Technologies(b)(e)(f)
10/12/26	1.000%	1,237,123	3,340
CMS Energy Corp.
Senior Unsecured
12/15/15	6.875%	2,380,000	2,656,525
Calpine Construction Finance Co. LP/Corp.
Senior Secured(a)
06/01/16	8.000%	4,980,000	5,453,100
Calpine Corp.
Senior Secured(a)
02/15/21	7.500%	5,160,000	5,456,700

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

ELECTRIC (CONTINUED)

Edison Mission Energy
Senior Unsecured
05/15/17	7.000%	$8,145,000	$6,454,912
Energy Future Holdings Corp.
Senior Secured(d)
01/15/20	10.000%	3,625,000	3,879,040
Energy Future Intermediate Holding Co. LLC/Finance, Inc.
Senior Secured(c)
12/01/20	10.000%	970,000	1,042,828
GenOn Energy, Inc.(a)(c)
Senior Unsecured
10/15/18	9.500%	4,640,000	4,964,800
GenOn Energy, Inc.(c)
Senior Unsecured
06/15/14	7.625%	685,000	717,537
GenOn REMA LLC
Pass-Through Certificates
07/02/17	9.237%	115,598	125,713
Ipalco Enterprises, Inc.
Senior Secured(a)
04/01/16	7.250%	7,895,000	8,605,550
Midwest Generation LLC
Pass-Through Certificates
01/02/16	8.560%	4,058,522	4,129,546
NRG Energy, Inc.
01/15/17	7.375%	15,208,000	15,911,370
Salton Sea Funding Corp.
Senior Secured
05/30/11	8.300%	871	873
Texas Competitive Electric Holdings Co. LLC/Finance, Inc.
Senior Secured(a)(c)
10/01/20	11.500%	2,542,000	2,605,550

Total			62,007,384

ENTERTAINMENT (1.1%)

AMC Entertainment, Inc.
06/01/19	8.750%	5,789,000	6,281,065
Cinemark USA, Inc.(c)
06/15/19	8.625%	1,557,000	1,704,915
Regal Cinemas Corp.
07/15/19	8.625%	4,192,000	4,516,880
Speedway Motorsports, Inc.
06/01/16	8.750%	3,780,000	4,148,550
Speedway Motorsports, Inc.(a)
Senior Notes
02/01/19	6.750%	4,031,000	4,081,388
Vail Resorts, Inc.
Senior Subordinated Notes(a)
05/01/19	6.500%	1,473,000	1,502,460

Total			22,235,258

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

ENVIRONMENTAL (0.3%)

Clean Harbors, Inc.
Senior Secured
08/15/16	7.625%	$3,212,000	$3,436,840
Clean Harbors, Inc.(a)
Senior Secured
08/15/16	7.625%	2,260,000	2,418,200

Total			5,855,040

FOOD AND BEVERAGE (1.0%)

ARAMARK Holdings Corp.
Senior Notes(a)
05/01/16	8.625%	4,684,000	4,812,810
Cott Beverages, Inc.
09/01/18	8.125%	4,186,000	4,489,485
Cott Beverages, Inc.(c)
11/15/17	8.375%	5,770,000	6,188,325
Darling International, Inc.(a)
12/15/18	8.500%	1,295,000	1,411,550
Dean Foods Co.(a)(c)
Senior Notes
12/15/18	9.750%	3,622,000	3,757,825
Dean Foods Co.(c)
06/01/16	7.000%	181,000	174,213

Total			20,834,208

GAMING (4.5%)

Boyd Gaming Corp.
Senior Notes(a)(c)
12/01/18	9.125%	6,719,000	6,970,962
FireKeepers Development Authority
Senior Secured(a)
05/01/15	13.875%	2,564,000	3,025,520
Isle of Capri Casinos, Inc.(a)(c)
03/15/19	7.750%	1,268,000	1,293,360
MGM Resorts International
Senior Secured
03/15/20	9.000%	21,384,000	23,789,700
Penn National Gaming, Inc.
Senior Subordinated Notes
03/01/15	6.750%	3,755,000	3,830,100
08/15/19	8.750%	5,779,000	6,342,453
Pinnacle Entertainment, Inc.
08/01/17	8.625%	3,120,000	3,432,000
Pokagon Gaming Authority
Senior Notes(a)
06/15/14	10.375%	6,816,000	7,029,000
San Pasqual Casino(a)
09/15/13	8.000%	587,000	586,266
Seminole Indian Tribe of Florida(a)
10/01/17	7.750%	6,000,000	6,420,000
10/01/20	7.804%	4,630,000	4,621,620
Senior Secured
10/01/20	6.535%	9,815,000	9,883,018

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

GAMING (CONTINUED)

Seneca Gaming Corp.(a)
12/01/18	8.250%	$5,317,000	$5,609,435
Shingle Springs Tribal Gaming Authority
Senior Notes(a)
06/15/15	9.375%	8,503,000	5,952,100
Tunica-Biloxi Gaming Authority
Senior Unsecured(a)
11/15/15	9.000%	5,751,000	5,693,490

Total			94,479,024

GAS DISTRIBUTORS (0.1%)

Energy Transfer Equity LP
Senior Secured
10/15/20	7.500%	2,742,000	3,002,490

GAS PIPELINES (3.0%)

El Paso Corp.
01/15/32	7.750%	11,670,000	13,360,446
Senior Secured
09/15/20	6.500%	5,068,000	5,498,780
Senior Unsecured
06/15/14	6.875%	750,000	839,953
06/01/18	7.250%	8,135,000	9,162,044
MarkWest Energy Partners LP/Finance Corp.
08/15/21	6.500%	5,305,000	5,358,050
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	5,453,000	5,821,077
Regency Energy Partners LP/Finance Corp.(c)
06/01/16	9.375%	5,400,000	6,142,500
Sonat, Inc.
Senior Unsecured
02/01/18	7.000%	675,000	747,442
Southern Star Central Corp.
Senior Unsecured
03/01/16	6.750%	12,563,000	12,829,964
Southern Star Central Corp.(a)
Senior Unsecured
03/01/16	6.750%	3,600,000	3,681,000

Total			63,441,256

HEALTH CARE (4.9%)

AMGH Merger Sub, Inc.
Senior Secured(a)
11/01/18	9.250%	1,246,000	1,344,123
American Renal Holdings Co., Inc.
Senior Secured PIK
05/15/18	8.375%	2,453,000	2,587,915
Apria Healthcare Group, Inc.
Senior Secured
11/01/14	11.250%	2,337,000	2,518,117

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

HEALTH CARE (CONTINUED)

ConvaTec Healthcare E SA
Senior Unsecured(a)(i)
12/15/18	10.500%	$10,197,000	$10,987,267
Fresenius Medical Care U.S. Finance, Inc.(a)
02/15/21	5.750%	8,175,000	7,980,844
HCA, Inc.
Senior Secured
02/15/20	7.875%	3,055,000	3,326,131
09/15/20	7.250%	32,955,000	35,426,625
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	4,174,000	4,309,655
Healthsouth Corp.
02/15/20	8.125%	4,638,000	5,043,825
09/15/22	7.750%	995,000	1,055,944
InVentiv Health, Inc.(a)
08/15/18	10.000%	9,172,000	9,745,250
LifePoint Hospitals, Inc.(a)
10/01/20	6.625%	1,672,000	1,743,060
STHI Holding Corp.
Secured(a)
03/15/18	8.000%	2,184,000	2,244,060
Tenet Healthcare Corp.
Senior Secured(c)
07/01/19	8.875%	7,510,000	8,486,300
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	3,329,000	3,478,805
Vanguard Health Holding Co. II LLC/Inc.(a)
02/01/18	8.000%	2,100,000	2,184,000
02/01/19	7.750%	2,077,000	2,139,310

Total			104,601,231

HOME CONSTRUCTION (0.2%)

K Hovnanian Enterprises, Inc.
Senior Secured
10/15/16	10.625%	3,211,000	3,419,715
KB Home
09/15/17	9.100%	1,020,000	1,078,650
William Lyon Homes, Inc.
02/15/14	7.500%	309,000	169,950

Total			4,668,315

INDEPENDENT ENERGY (8.7%)

Berry Petroleum Co.
Senior Subordinated Notes
11/01/16	8.250%	235,000	248,513
Senior Unsecured
06/01/14	10.250%	6,200,000	7,207,500
11/01/20	6.750%	2,070,000	2,147,625
Brigham Exploration Co.
10/01/18	8.750%	3,920,000	4,370,800
Carrizo Oil & Gas, Inc.(a)
10/15/18	8.625%	11,160,000	11,913,300

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

INDEPENDENT ENERGY (CONTINUED)

Chaparral Energy, Inc.(a)
09/01/21	8.250%	$6,591,000	$6,969,982
Chaparral Energy, Inc.(a)(c)
10/01/20	9.875%	2,475,000	2,796,750
Chesapeake Energy Corp.
08/15/20	6.625%	17,230,000	18,500,712
02/15/21	6.125%	9,470,000	9,777,775
Comstock Resources, Inc.
10/15/17	8.375%	3,885,000	4,088,963
04/01/19	7.750%	4,073,000	4,185,008
Concho Resources, Inc.
10/01/17	8.625%	6,854,000	7,573,670
Senior Notes
01/15/21	7.000%	6,799,000	7,172,945
Continental Resources, Inc.
10/01/19	8.250%	1,600,000	1,776,000
10/01/20	7.375%	804,000	866,310
04/01/21	7.125%	3,368,000	3,603,760
Denbury Resources, Inc.
03/01/16	9.750%	3,370,000	3,799,675
02/15/20	8.250%	3,901,000	4,330,110
EXCO Resources, Inc.
09/15/18	7.500%	12,857,000	13,017,712
Forest Oil Corp.
12/15/11	8.000%	475,000	492,219
Hilcorp Energy I LP/Finance Co.(a)
Senior Notes
04/15/21	7.625%	2,267,000	2,380,350
Senior Unsecured
06/01/16	9.000%	3,110,000	3,249,950
MEG Energy Corp.(a)(i)
03/15/21	6.500%	6,360,000	6,526,950
Oasis Petroleum, Inc.
Senior Notes(a)
02/01/19	7.250%	3,270,000	3,286,350
Petrohawk Energy Corp.
08/15/18	7.250%	8,055,000	8,558,437
Petrohawk Energy Corp.(a)
08/15/18	7.250%	4,084,000	4,339,250
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	11,095,000	11,954,862
Quicksilver Resources, Inc.
08/01/15	8.250%	4,900,000	5,200,125
Range Resources Corp.
05/15/16	7.500%	4,475,000	4,642,812
05/01/18	7.250%	395,000	421,169
05/15/19	8.000%	2,835,000	3,125,588
08/01/20	6.750%	3,885,000	4,156,950
Southwestern Energy Co.
Senior Notes
02/01/18	7.500%	2,310,000	2,624,738

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

INDEPENDENT ENERGY (CONTINUED)

Venoco, Inc.
Senior Unsecured(a)
02/15/19	8.875%	$1,731,000	$1,737,491
Whiting Petroleum Corp.
02/01/14	7.000%	7,655,000	8,229,125

Total			185,273,476

LIFE INSURANCE (1.0%)

ING Groep NV(d)(i)
12/29/49	5.775%	22,113,000	20,675,655

LODGING (0.7%)

Starwood Hotels & Resorts Worldwide, Inc.
Senior Unsecured
05/15/18	6.750%	4,605,000	5,030,962
12/01/19	7.150%	993,000	1,094,783
Wyndham Worldwide Corp.
Senior Unsecured
12/01/16	6.000%	3,811,000	4,079,192
02/01/18	5.750%	1,017,000	1,065,940
03/01/20	7.375%	2,750,000	3,038,750

Total			14,309,627

MEDIA CABLE (4.9%)

CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	5,830,000	6,106,925
CCO Holdings LLC/Capital Corp.(c)
04/30/20	8.125%	18,534,000	20,619,075
CSC Holdings LLC
Senior Unsecured
02/15/19	8.625%	9,385,000	10,816,212
Cablevision Systems Corp.
Senior Unsecured
09/15/17	8.625%	2,765,000	3,096,800
Cequel Communications Holdings I LLC/Capital Corp.
Senior Unsecured(a)
11/15/17	8.625%	10,005,000	10,730,363
DISH DBS Corp.
02/01/16	7.125%	4,510,000	4,803,150
09/01/19	7.875%	15,901,000	17,212,832
Insight Communications Co., Inc.
Senior Notes(a)
07/15/18	9.375%	8,560,000	9,555,100
Kabel BW Erste Beteiligungs GmbH/Co. KG
Senior Secured(a)(i)
03/15/19	7.500%	3,610,000	3,706,439
Quebecor Media, Inc.(a)(e)(i)
01/15/49	9.750%	1,885,000	98,020
Quebecor Media, Inc.(i)
Senior Unsecured
03/15/16	7.750%	205,000	212,944
03/15/16	7.750%	9,725,000	10,126,156

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

MEDIA CABLE (CONTINUED)

Videotron Ltee(i)
01/15/14	6.875%	$5,860,000	$5,940,575
12/15/15	6.375%	665,000	686,613

Total			103,711,204

MEDIA NON-CABLE (7.2%)

Belo Corp.
Senior Unsecured
11/15/16	8.000%	11,890,000	13,079,000
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	14,601,000	16,243,612
Cumulus Media, Inc.(a)(h)
05/01/19	7.750%	1,425,000	1,446,375
Entravision Communications Corp.
Senior Secured
08/01/17	8.750%	13,370,000	14,339,325
Inmarsat Finance PLC(a)(i)
12/01/17	7.375%	1,635,000	1,729,013
Intelsat Jackson Holdings SA(a)(c)(i)
04/01/19	7.250%	8,990,000	9,141,706
Intelsat Jackson Holdings SA(a)(i)
04/01/21	7.500%	5,120,000	5,196,800
Interpublic Group of Companies, Inc. (The)
Senior Unsecured
07/15/17	10.000%	4,451,000	5,307,818
Nielsen Finance LLC/Co.(a)
10/15/18	7.750%	14,696,000	15,834,940
Salem Communications Corp.
Secured
12/15/16	9.625%	14,018,000	15,069,350
Sinclair Television Group, Inc.
Secured(a)
11/01/17	9.250%	17,840,000	19,980,800
Sirius XM Radio, Inc.(a)(c)
04/01/15	8.750%	4,370,000	4,894,400
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates(e)
07/01/15	9.300%	160,151	162,553
Univision Communications, Inc.
Senior Secured(a)
11/01/20	7.875%	10,710,000	11,379,375
XM Satellite Radio, Inc.(a)
11/01/18	7.625%	17,610,000	18,798,675
Ziff Davis Media, Inc.(d)(e)
07/15/11	13.500%	753,352	19,662

Total			152,623,404

METALS (4.3%)

Arch Coal, Inc.
08/01/16	8.750%	1,105,000	1,237,600
10/01/20	7.250%	437,000	470,868

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

METALS (CONTINUED)

Calcipar SA
Senior Secured(a)(c)(i)
05/01/18	6.875%	$7,554,000	$7,742,850
Compass Minerals International, Inc.
06/01/19	8.000%	1,300,000	1,426,750
Consol Energy, Inc.
04/01/17	8.000%	4,862,000	5,372,510
04/01/20	8.250%	10,186,000	11,357,390
FMG Resources August 2006 Proprietary Ltd.(a)(c)(i)
02/01/16	6.375%	5,095,000	5,209,637
FMG Resources August 2006 Proprietary Ltd.(a)(i)
11/01/15	7.000%	12,309,000	13,005,792
02/01/18	6.875%	2,792,000	2,945,560
JMC Steel Group
Senior Notes(a)
03/15/18	8.250%	2,711,000	2,839,772
Neenah Foundry Co.
Secured
07/29/15	15.000%	879,665	860,972
Novelis, Inc.(i)
12/15/17	8.375%	7,385,000	8,160,425
12/15/20	8.750%	7,380,000	8,247,150
Peabody Energy Corp.
11/01/26	7.375%	1,855,000	2,086,875
Rain CII Carbon LLC/Corp.
Senior Secured(a)
12/01/18	8.000%	6,445,000	6,783,362
United States Steel Corp.
Senior Unsecured
02/01/18	7.000%	8,965,000	9,402,044
04/01/20	7.375%	4,079,000	4,323,740

Total			91,473,297

NON-CAPTIVE CONSUMER (1.2%)

General Motors Financial Co., Inc.
07/01/15	8.500%	2,560,000	2,694,400
SLM Corp.
Senior Notes
01/25/16	6.250%	5,528,000	5,861,582
Senior Unsecured
03/25/20	8.000%	6,272,000	6,945,155
Springleaf Finance Corp.
Senior Unsecured
12/15/17	6.900%	11,134,000	10,438,125

Total			25,939,262

NON-CAPTIVE DIVERSIFIED (7.7%)

Ally Financial, Inc.
03/15/20	8.000%	35,275,000	39,640,281
Ally Financial, Inc.(a)
12/01/17	6.250%	7,875,000	8,209,688
09/15/20	7.500%	3,890,000	4,259,550

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

NON-CAPTIVE DIVERSIFIED (CONTINUED)

CIT Group, Inc.
Secured
05/01/17	7.000%	$39,435,000	$39,755,409
CIT Group, Inc.(a)(c)
Secured
04/01/18	6.625%	7,375,000	7,854,375
Ford Motor Credit Co. LLC
Senior Unsecured
10/01/14	8.700%	1,085,000	1,242,505
01/15/20	8.125%	18,155,000	21,564,309
02/01/21	5.750%	11,845,000	12,102,996
Ford Motor Credit Company LLC
Senior Unsecured(h)
05/15/18	5.000%	5,659,000	5,662,056
International Lease Finance Corp.(a)(d)
Senior Unsecured
03/15/17	8.750%	4,189,000	4,712,625
International Lease Finance Corp.(c)
Senior Unsecured
09/01/17	8.875%	9,210,000	10,568,475
12/15/20	8.250%	7,565,000	8,434,975

Total			164,007,244

OIL FIELD SERVICES (1.2%)

Offshore Group Investments Ltd.
Senior Secured(i)
08/01/15	11.500%	13,085,000	14,606,131
SESI LLC(a)
05/01/19	6.375%	5,088,000	5,138,880
Trinidad Drilling Ltd.
Senior Unsecured(a)(i)
01/15/19	7.875%	5,113,000	5,489,465

Total			25,234,476

OTHER INDUSTRY (0.7%)

Aquilex Holdings LLC/Finance Corp.
12/15/16	11.125%	4,942,000	5,108,793
Chart Industries, Inc.
10/15/15	9.125%	5,140,000	5,377,725
Interline Brands, Inc.
11/15/18	7.000%	3,027,000	3,117,810
Valmont Industries, Inc.
04/20/20	6.625%	1,645,000	1,763,025

Total			15,367,353

PACKAGING (2.7%)

Ardagh Packaging Finance PLC(a)(i)
10/15/20	9.125%	4,570,000	5,049,850
Senior Secured
10/15/17	7.375%	6,180,000	6,635,775
Ball Corp.
09/01/19	7.375%	1,120,000	1,213,800
09/15/20	6.750%	1,151,000	1,211,428

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

PACKAGING (CONTINUED)

Crown Americas LLC/Capital Corp. III
Senior Notes(a)
02/01/21	6.250%	$7,630,000	$7,839,825
Greif, Inc.
Senior Unsecured
02/01/17	6.750%	5,585,000	5,920,100
08/01/19	7.750%	5,079,000	5,574,202
Reynolds Group Issuer, Inc./LLC(a)
04/15/19	9.000%	2,180,000	2,297,175
02/15/21	8.250%	2,527,000	2,577,540
Senior Secured
04/15/19	7.125%	8,925,000	9,304,312
02/15/21	6.875%	8,895,000	9,206,325

Total			56,830,332

PAPER (1.1%)

Cascades, Inc.(i)
12/15/17	7.750%	9,505,000	10,146,587
01/15/20	7.875%	2,000,000	2,135,000
Graphic Packaging International, Inc.
06/15/17	9.500%	5,677,000	6,358,240
10/01/18	7.875%	954,000	1,039,860
Verso Paper Holdings LLC/Inc.
Secured(a)(c)
02/01/19	8.750%	3,609,000	3,726,293

Total			23,405,980

PHARMACEUTICALS (1.6%)

Grifols, Inc.
Secured(a)(c)
02/01/18	8.250%	6,946,000	7,189,110
Mylan, Inc.(a)
11/15/18	6.000%	9,175,000	9,392,906
Mylan, Inc.(a)(c)
07/15/17	7.625%	3,215,000	3,520,425
Valeant Pharmaceuticals International(a)(i)
10/01/17	6.750%	4,960,000	4,935,200
10/01/20	7.000%	2,698,000	2,650,785
Warner Chilcott Co./Finance LLC(a)
09/15/18	7.750%	5,510,000	5,806,163

Total			33,494,589

PROPERTY & CASUALTY (—%)

Lumbermens Mutual Casualty(a)(d)(f)
12/01/37	8.300%	180,000	1,440
12/01/97	8.450%	4,600,000	36,800
Subordinated Notes
07/01/26	9.150%	9,865,000	78,920

Total			117,160

RAILROADS (0.1%)

Kansas City Southern Railway(c)
06/01/15	8.000%	1,875,000	2,034,375

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

REFINING (0.3%)

United Refining Co.
Senior Secured(a)
02/28/18	10.500%	$7,115,000	$7,239,513

RETAILERS (1.8%)

HSN, Inc.
08/01/16	11.250%	1,580,000	1,793,300
Ltd Brands, Inc.
04/01/21	6.625%	3,530,000	3,653,550
Ltd. Brands, Inc.
05/01/20	7.000%	2,000,000	2,120,000
QVC, Inc.(a)
Senior Secured
04/15/17	7.125%	1,768,000	1,860,820
10/01/19	7.500%	2,435,000	2,593,275
10/15/20	7.375%	6,333,000	6,681,315
Rite Aid Corp.
Senior Secured(c)
08/15/20	8.000%	5,923,000	6,382,032
Toys R Us — Delaware, Inc.
Senior Secured(a)
09/01/16	7.375%	1,051,000	1,103,550
Toys R Us Property Co. II LLC
Senior Secured
12/01/17	8.500%	3,589,000	3,858,175
Toys R Us, Inc.
Senior Unsecured
10/15/18	7.375%	6,946,000	6,963,365

Total			37,009,382

TECHNOLOGY (4.0%)

Amkor Technology, Inc.
Senior Notes
06/01/16	9.250%	1,100,000	1,155,000
Amkor Technology, Inc.(c)
Senior Unsecured
05/01/18	7.375%	5,742,000	6,029,100
Avaya, Inc.
Senior Secured(a)
04/01/19	7.000%	4,995,000	4,945,050
Brocade Communications Systems, Inc.
Senior Secured
01/15/18	6.625%	1,654,000	1,753,240
01/15/20	6.875%	637,000	692,738
Cardtronics, Inc.
09/01/18	8.250%	4,169,000	4,523,365
CommScope, Inc.(a)(c)
01/15/19	8.250%	4,704,000	4,950,960
First Data Corp.(a)
01/15/21	12.625%	5,818,000	6,377,982
Senior Secured
08/15/20	8.875%	8,100,000	8,869,500

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

TECHNOLOGY (CONTINUED)

First Data Corp.(a)(c)
Senior Secured
06/15/19	7.375%	$4,064,000	$4,099,560
Freescale Semiconductor, Inc.
Senior Secured(a)
04/15/18	9.250%	4,855,000	5,389,050
iGate Corp.
Senior Notes(a)
05/01/16	9.000%	4,922,000	5,045,050
Interactive Data Corp.(a)
08/01/18	10.250%	9,650,000	10,759,750
NXP BV/Funding LLC
Senior Secured(a)(i)
08/01/18	9.750%	3,691,000	4,272,332
SunGard Data Systems, Inc.(a)(c)
Senior Unsecured
11/15/18	7.375%	11,560,000	11,935,700
11/15/20	7.625%	3,725,000	3,883,313

Total			84,681,690

TRANSPORTATION SERVICES (1.1%)

Avis Budget Car Rental LLC/Finance, Inc.
03/15/18	9.625%	1,282,000	1,423,020
01/15/19	8.250%	7,365,000	7,825,312
Hertz Corp. (The)(a)
10/15/18	7.500%	7,875,000	8,386,875
04/15/19	6.750%	3,815,000	3,891,300
Hertz Corp. (The)(a)(c)
01/15/21	7.375%	2,259,000	2,394,540

Total			23,921,047

WIRELESS (6.2%)

American Tower Corp.
Senior Unsecured
05/15/19	7.250%	1,405,000	1,591,163
CC Holdings GS V LLC/Crown Castle GS III Corp.
Senior Secured(a)
05/01/17	7.750%	13,145,000	14,525,225
Clearwire Communications LLC/Finance, Inc.
Senior Secured(a)(c)
12/01/15	12.000%	4,704,000	5,127,360
Cricket Communications, Inc.
Senior Secured
05/15/16	7.750%	9,072,000	9,684,360
MetroPCS Wireless, Inc.
09/01/18	7.875%	8,385,000	9,013,875
11/15/20	6.625%	9,060,000	9,071,325
NII Capital Corp.
08/15/16	10.000%	4,290,000	4,922,775
04/01/21	7.625%	5,690,000	6,017,175
Nextel Communications, Inc.
08/01/15	7.375%	2,522,000	2,540,915

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

WIRELESS (CONTINUED)

SBA Telecommunications, Inc.
08/15/16	8.000%	$1,805,000	$1,956,169
08/15/19	8.250%	6,186,000	6,827,797
Sprint Capital Corp.
11/15/28	6.875%	5,405,000	5,182,044
Sprint Capital Corp.(c)
05/01/19	6.900%	3,001,000	3,151,050
Sprint Nextel Corp.
Senior Unsecured(c)
08/15/17	8.375%	24,469,000	27,435,866
Wind Acquisition Finance SA(a)(i)
07/15/17	11.750%	9,619,000	11,182,087
Senior Secured
02/15/18	7.250%	12,283,000	13,019,980

Total			131,249,166

WIRELINES (3.2%)

Cincinnati Bell, Inc.
10/15/17	8.250%	10,675,000	10,835,125
Frontier Communications Corp.
Senior Unsecured
04/15/15	7.875%	788,000	853,010
04/15/17	8.250%	1,971,000	2,136,071
04/15/20	8.500%	10,955,000	11,872,481
ITC Deltacom, Inc.
Senior Secured
04/01/16	10.500%	784,000	870,240
Integra Telecom Holdings, Inc.
Senior Secured(a)
04/15/16	10.750%	4,644,000	5,038,740
Level 3 Financing, Inc.(a)
04/01/19	9.375%	9,929,000	10,549,562
PAETEC Holding Corp.
Senior Secured
06/30/17	8.875%	13,528,000	14,762,430
Qwest Communications International, Inc.
04/01/18	7.125%	600,000	654,000
Qwest Corp.
Senior Unsecured
06/15/23	7.500%	4,035,000	4,045,088
Windstream Corp.(c)
10/15/20	7.750%	5,885,000	6,238,100

Total			67,854,847

Total Corporate Bonds & Notes (Cost: $1,936,504,113)			$2,030,113,081

Convertible Bonds (—%)

WIRELINES (—%)

At Home Corp.
Subordinated Notes(d)(e)(f)
06/12/15	4.750%	$3,896,787	$390

Total Convertible Bonds (Cost: $—)			$390

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (0.4%)

GAMING (0.4%)

Great Lakes Gaming of Michigan LLC(b)(e)(k)
Development Term Loan
08/15/12	9.000%	$348,947	$351,494
Non-Gaming Land Acquisition Letter of Credit
08/15/12	9.000%	70,954	71,472
Octavius
Tranche B Term Loan(k)(l)
TBD	TBD	8,345,000	8,357,184

Total			8,780,150

Total Senior Loans (Cost: $8,679,322)			$8,780,150

Issuer	Shares	Value

Common Stocks (0.1%)

CONSUMER DISCRETIONARY (—%)

Media (—%)

Haights Cross Communications, Inc.(e)(j)(m)	275,078	$—
Ziff Davis(b)(e)(j)	12,260	123

Total		123

TOTAL CONSUMER DISCRECTIONARY		123

CONSUMER STAPLES (—%)

Beverages (—%)

Cott Corp.(i)(j)	7,100	63,332

TOTAL CONSUMER STAPLES		63,332

FINANCIALS (—%)

Diversified Financial Services (—%)

Adelphia Recovery Trust(e)(j)	1,410,902	14,109

TOTAL FINANCIALS		14,109

INDUSTRIALS (—%)

Building Products (—%)

BHM Technologies LLC(e)(j)	115,119	1,151

Commercial Services & Supplies (—%)

Quad Graphics, Inc.(j)	2,915	116,775

TOTAL INDUSTRIALS		117,926

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (—%)

Communications Equipment (—%)

Loral Space & Communications, Inc.(j)	101	$7,060

Total		7,060

TOTAL INFORMATION TECHNOLOGY		7,060

MATERIALS (0.1%)

Paper & Forest Products (0.1%)

Neenah Enterprises, Inc.(e)(j)	162,528	729,751

TOTAL MATERIALS		729,751

Total Common Stocks (Cost: $4,977,908)		$932,301

Preferred Stocks (—%)

INDUSTRIALS (—%)

Industrial Conglomerates (—%)

BHM Technologies LLC(e)(j)	1,378	$14

TOTAL INDUSTRIALS		14

Total Preferred Stocks (Cost: $74)		$14

Warrants (—%)

CONSUMER DISCRETIONARY (—%)

Media (—%)

Haights Cross Communications, Inc.(b)(e)(j)(m)	1,366	$—
ION Media Networks, Inc.(b)(e)(j)	221	2
ION Media Networks, Inc.(b)(e)(j)	223	2

Total		4

TOTAL CONSUMER DISCRECTIONARY		4

Total Warrants (Cost: $1,137,893)		$4

	Shares	Value

Money Market Fund (1.9%)
Columbia Short-Term Cash Fund, 0.195%(n)(o)	41,222,947	$41,222,947

Total Money Market Fund (Cost: $41,222,947)		$41,222,947

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (5.1%)

Certificates of Deposit (0.9%)

DnB NOR
05/04/11	0.110%	$2,000,000	$2,000,000
Erste Bank der Oesterreichische
05/16/11	0.250%	2,000,000	2,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
05/12/11	0.400%	1,000,000	1,000,000
KBC Bank NV
05/31/11	0.250%	3,000,000	3,000,000
Landesbank Hessen Thuringen
05/26/11	0.220%	2,000,017	2,000,017
Mitsubishi UFJ Trust and Banking Corp.
05/11/11	0.370%	999,086	999,086
N.V. Bank Nederlandse Gemeenten
06/30/11	0.360%	2,000,000	2,000,000
07/27/11	0.270%	2,500,000	2,500,000
Skandinaviska Enskilda Banken
05/06/11	0.210%	3,000,000	3,000,000
United Overseas Bank Ltd.
07/25/11	0.290%	2,000,000	2,000,000

Total			20,499,103

Other Short-Term Obligations (0.1%)

The Goldman Sachs Group, Inc.
07/19/11	0.300%	2,000,000	2,000,000

Repurchase Agreements (4.1%)

Cantor Fitzgerald & Co. dated 04-29-11, matures 05-02-11, repurchase price $25,000,146(p)
	0.070%	25,000,000	25,000,000
Citigroup Global Markets, Inc. dated 04-29-11, matures 05-02-11, repurchase price $5,000,046(p)
	0.110%	5,000,000	5,000,000
HSBC Securities, Inc. dated 04-29-11, matures 05-02-11, repurchase price $21,420,111(p)
	0.030%	21,420,057	21,420,057
Mizuho Securities USA, Inc. dared 04-29-11, matures 05-02-11, repurchase price $15,000,088(p)
	0.070%	15,000,000	15,000,000
Natixis Financial Products, Inc. dated 04-29-11, matures 05-02-11, repurchase price $5,000,046(p)
	0.110%	5,000,000	5,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

Nomura Securities dated 04-29-11, matures 05-02-11, repurchase price $15,000,075(p)
	0.060%	$15,000,000	$15,000,000

Total			86,420,057

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $108,919,160)			$108,919,160

Total Investments (Cost: $2,101,441,417)(q)			$2,189,968,047(r)
Other Assets & Liabilities, Net			(69,465,394)

Net Assets			$2,120,502,653

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the value of these securities amounted to $812,678,647 or 38.32% of net assets.

(b)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at April 30, 2011 was $481,236, representing 0.02% of net assets. Information concerning such security holdings at April 30, 2011 was as follows:

	Acquisition
Security Description	Dates	Cost
BHM Technologies
1.000% 2026	07/21/06 thru 03/31/10	$2,899,551
Great Lakes Gaming of Michigan LLC
Development Term Loan
9.00% 2012	03/02/07 thru 09/15/07	347,191
Great Lakes Gaming of Michigan LLC
Non-Gaming Land Acquisition Letter of Credit
9.000% 2012	03/02/07 thru 09/15/07	70,581
Haights Cross Communications, Inc.	01/15/04 thru 02/03/06	—
ION Media Networks, Inc.	12/19/05 thru 04/14/09	1,137,893
ION Media Networks, Inc.	03/12/11	—
Northwest Airlines, Inc.
7.875% 2013	09/15/07 thru 08/27/07	—
Northwest Airlines, Inc.
7.625% 2023	05/15/07 thru 06/14/07	—
Northwest Airlines, Inc.
9.875% 2037	07/19/02 thru 10/13/06	—
Northwest Airlines, Inc.
10.000% 2049	09/14/05 thru 03/29/07	—
Northwest Airlines, Inc.
8.700% 2049	09/16/05	—
Northwest Airlines, Inc.
8.875% 2049	04/27/07 thru 05/14/07	—
Ziff Davis	07/01/08	123

(c)	At April 30, 2011, security was partially or fully on loan.

(d)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2011.

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Directors. At April 30, 2011, the value of these securities amounted to $1,455,167, which represents 0.07% of net assets.

(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2011, the value of these securities amounted to $4,421, which represents less than 0.01% of net assets.

(g)	Zero coupon bond.

(h)	Represents a security purchased on a when-issued or delayed delivery basis.

(i)	Represents a foreign security. At April 30, 2011, the value of foreign securities, excluding short-term securities, represented 9.93% of net assets.

(j)	Non-income producing.

(k)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(l)	Represents a senior loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.
(m)	Negligible market value.
(n)	Investments in affiliates during the period ended April 30, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value
Columbia Short-Term Cash Fund	$13,652,024	$453,192,136	$(425,621,213)	$—	$41,222,947	$30,187	$41,222,947

(o)	The rate shown is the seven-day current annualized yield at April 30, 2011.

(p)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.070%)

Security Description	Value

Fannie Mae Interest Strip	$1,468,057
Fannie Mae Pool	13,686,545
Fannie Mae Principal Strip	108,792
Fannie Mae REMICS	57,498
Fannie Mae Whole Loan	2,458
Federal Farm Credit Bank	207,719
Federal Home Loan Bank Discount Notes	833
Federal Home Loan Banks	448,520
Federal Home Loan Mortgage Corp	136,699
Federal National Mortgage Association	145,520
Freddie Mac Non Gold Pool	4,990,759
Freddie Mac REMICS	968,579
Freddie Mac Strips	120,964
Ginnie Mae I Pool	181,289
Ginnie Mae II Pool	1,092,566
Government National Mortgage Association	322,496
United States Treasury Inflation Indexed Bonds	92,895
United States Treasury Strip Coupon	1,381,810
United States Treasury Strip Principal	86,001

Total Market Value of Collateral Securities	$25,500,000

Citigroup Global Markets, Inc. (0.110%)

Security Description	Value

Fannie Mae	$67,980
Fannie Mae Benchmark REMIC	20,145
Fannie Mae REMICS	1,641,367
Fannie Mae Whole Loan	37,180
Freddie Mac Reference REMIC	141,365
Freddie Mac REMICS	2,656,742
Government National Mortgage Association	535,221

Total Market Value of Collateral Securities	$5,100,000

HSBC Securities, Inc. (0.030%)

Security Description	Value

Federal Home Loan Banks	$2,502,330
Federal Home Loan Mortgage Corp	9,875,544
Federal National Mortgage Association	9,470,762

Total Market Value of Collateral Securities	$21,848,636

Mizuho Securities USA, Inc. (0.070%)

Security Description	Value

Fannie Mae Benchmark REMIC	$31,222
Fannie Mae Pool	3,852,618
Fannie Mae REMICS	859,189
Freddie Mac Gold Pool	3,993,486
Freddie Mac Non Gold Pool	63,248
Freddie Mac REMICS	474,541
Ginnie Mae I Pool	4,334,162
Ginnie Mae II Pool	2,970
Government National Mortgage Association	1,688,564

Total Market Value of Collateral Securities	$15,300,000

Natixis Financial Products, Inc. (0.110%)

Security Description	Value

Fannie Mae Interest Strip	$211,255
Fannie Mae Pool	15,008
Fannie Mae REMICS	2,735,268
Freddie Mac Gold Pool	12,079
Freddie Mac Non Gold Pool	13,664
Freddie Mac REMICS	1,406,863
Government National Mortgage Association	59,685
United States Treasury Note/Bond	646,225

Total Market Value of Collateral Securities	$5,100,047

Nomura Securities (0.060%)

Security Description	Value

Ginnie Mae II Pool	$15,300,000

Total Market Value of Collateral Securities	$15,300,000

(q)	At April 30, 2011, the cost of securities for federal income tax purposes was approximately $2,101,441,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$106,090,000
Unrealized Depreciation	(17,563,000)

Net Unrealized Appreciation	$88,527,000

(r)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend
PIK	Payment-in-Kind
TBD	To be Determined
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2011:

	Fair value at April 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Bonds
Corporate Bonds & Notes
Automotive	$—	$51,376,224	$3,084	$51,379,308
Electric	—	62,004,044	3,340	62,007,384
Media Cable	—	103,613,184	98,020	103,711,204
Media Non-Cable	—	152,441,189	182,215	152,623,404
All Other Industries	—	1,660,391,781	—	1,660,391,781
Convertible Bonds
Wirelines	—	—	390	390

Total Bonds	—	2,029,826,422	287,049	2,030,113,471

Equity Securities
Common Stocks
Consumer Discretionary	—	—	123	123
Consumer Staples	63,332	—	—	63,332
Financials	—	—	14,109	14,109
Industrials	116,775	—	1,151	117,926
Information Technology	7,060	—	—	7,060
Materials	—	—	729,751	729,751
Preferred Stocks
Industrials	—	—	14	14
Warrants
Consumer Discretionary	—	—	4	4

Total Equity Securities	187,167	—	745,152	932,319

Other
Senior Loans
Gaming	—	8,357,184	422,966	8,780,150
Affiliated Money Market Fund(c)	41,222,947	—	—	41,222,947
Investments of Cash Collateral Received for Securities on Loan	—	108,919,160	—	108,919,160

Total Other	41,222,947	117,276,344	422,966	158,922,257

Total	$41,410,114	$2,147,102,766	$1,455,167	$2,189,968,047

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at April 30, 2011.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate	Convertible	Common	Preferred		Senior
	Bonds & Notes	Bonds	Stocks	Stocks	Warrants	Loans	Total

Balance as of July 31, 2010	$—	$—	$—	$—	$—	$842,576	$842,576
Accrued discounts/premiums	—	—	—	—	—	1,885	1,885
Realized gain (loss)	31,120	—	—	—	—	2,696	33,816
Change in unrealized appreciation (depreciation)*	(9,150,114)	390	(916,570)	(60)	(1,137,889)	15,417	(11,188,826)
Sales	—	—	—	—	—	(439,608)	(439,608)
Purchases	9,405,653	—	1,661,704	74	1,137,893	—	12,205,324
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—	—

Balance as of April 30, 2011	$286,659	$390	$745,134	$14	$4	$422,966	$1,455,167

*	Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2011 was $(11,190,452), which is comprised of:

Corporate Bonds & Notes	$(9,150,114)
Convertible Bonds	390
Common Stocks	(916,570)
Preferred Stocks	(60)
Warrants	(1,137,889)
Senior Loans	13,791

Total change in unrealized appreciation (depreciation)	$(11,190,452)

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
Columbia Inflation Protected Securities Fund

April 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (1.8%)

BANKING (0.6%)

BNP Paribas Home Loan Covered Bonds SA(a)(b)
11/02/15	2.200%	$1,370,000	$1,330,706
Cie de Financement Foncier(a)(b)
09/16/15	2.500%	2,000,000	1,968,020

Total			3,298,726

ELECTRIC (0.5%)

CenterPoint Energy Houston Electric LLC
01/15/14	5.750%	1,200,000	1,329,071
Nevada Power Co.
01/15/15	5.875%	1,050,000	1,174,953

Total			2,504,024

FOOD AND BEVERAGE (0.2%)

Anheuser-Busch InBev Worldwide, Inc.(b)
11/15/14	5.375%	844,000	939,117

HEALTHCARE INSURANCE (0.2%)

UnitedHealth Group, Inc.
Senior Unsecured
08/15/14	5.000%	950,000	1,039,713

INDEPENDENT ENERGY (0.1%)

Woodside Finance Ltd.(a)(b)
11/10/14	4.500%	600,000	645,235

MEDIA NON-CABLE (0.2%)

TCM Sub LLC(a)
01/15/15	3.550%	900,000	933,529

Total Corporate Bonds & Notes (Cost: $9,339,589)			$9,360,344

Residential Mortgage-Backed Securities - Non-Agency (3.4%)

Castle Peak Loan Trust
CMO Series 2010-NPL1 Class A(a)(c)
12/25/50	7.750%	$1,126,564	$1,126,564
Credit Suisse Mortgage Capital Certificates
CMO Series 2010-17R Class 1A2(a)(c)(d)
06/26/36	2.627%	660,201	473,389
Deutsche Mortgage Securities, Inc.
CMO Series 2003-1 Class 1A7(c)
04/25/33	5.500%	1,114,812	1,123,196
GSR Mortgage Loan Trust(c)
CMO Series 2004-6F Class 2A4
05/25/34	5.500%	1,096,204	1,107,600
CMO Series 2005-5F Class 2A3
06/25/35	5.500%	1,350,545	1,355,827

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

JP Morgan Mortgage Trust
CMO Series 2007-A1 Class 1A1(c)(d)
07/25/35	3.006%	$3,133,555	$3,027,478
JP Morgan Reremic
CMO Series 2010-5 Class 1A5(a)(c)(d)
04/26/37	4.500%	1,606,000	1,565,850
Morgan Stanley Reremic Trust
CMO Series 2010-R9 Class 3A(a)(c)
11/26/36	3.250%	3,337,497	3,278,857
Prime Mortgage Trust
CMO Series 2004-CL1 Class 3A1(c)(d)
02/25/34	6.901%	2,064,400	2,245,036
RBSSP Resecuritization Trust
CMO Series 2010-12 Class 3A4(a)(c)(d)
06/27/32	4.000%	970,871	978,906
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2005-AR16 Class 4A6(c)(d)
10/25/35	2.864%	1,787,820	1,774,848

Total Residential Mortgage-Backed Securities - Non-Agency
(Cost: $18,129,913)			$18,057,551

Commercial Mortgage-Backed Securities (3.6%)

Bear Stearns Commercial Mortgage Securities
Series 2005-T18 Class A4(c)(d)
02/13/42	4.933%	$3,500,000	$3,767,751
Commercial Mortgage Pass Through Certificates
Series 2007-C9 Class A4(c)(d)
12/10/49	6.008%	1,300,000	1,445,693
GS Mortgage Securities Corp. II
Series 2005-GG4 Class A4A(c)
07/10/39	4.751%	400,000	427,954
Greenwich Capital Commercial Funding Corp.(c)
Series 2007-GG9 Class A4
03/10/39	5.444%	5,850,000	6,360,399
Greenwich Capital Commercial Funding Corp.(c)(e)
Series 2007-GG9 Class A2
03/10/39	5.381%	234,728	239,558
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB20 Class ASB(c)
02/12/51	5.688%	1,500,000	1,600,066
LB-UBS Commercial Mortgage Trust
Series 2007-C7 Class A3(c)(d)
09/15/45	5.866%	1,325,000	1,459,293

	Coupon	Principal
Issuer	Rate	Amount	Value

Commercial Mortgage-Backed Securities (continued)

Morgan Stanley Reremic Trust
Series 2010-GG10 Class A4A(a)(c)(d)
08/15/45	6.002%	$3,200,000	$3,544,267

Total Commercial Mortgage-Backed Securities (Cost: $17,941,151)			$18,844,981

Asset-Backed Securities (0.5%)

Carrington Mortgage Loan Trust
Series 2006-RFC1 Class A2(d)
05/25/36	0.313%	$1,849,369	$1,796,424
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB6 Class A22(d)
07/25/36	0.303%	90,679	90,547
Structured Asset Securities Corp.
CMO Series 2006-NC1 Class A6(d)
05/25/36	0.263%	512,477	506,038

Total Asset-Backed Securities (Cost: $2,363,240)			$2,393,009

Inflation-Indexed Bonds (91.6%)

U.S. Treasury Inflation-Indexed Bond
01/15/14	2.000%	$48,791,197	$53,675,476
04/15/14	1.250%	20,123,565	21,744,854
07/15/14	2.000%	27,288,292	30,316,224
04/15/15	0.500%	9,443,140	9,976,616
07/15/15	1.875%	28,321,509	31,678,627
01/15/16	2.000%	10,032,030	11,280,803
04/15/16	0.125%	16,039,800	16,541,841
01/15/17	2.375%	22,654,083	26,015,753
01/15/18	1.625%	11,880,450	13,079,879
07/15/18	1.375%	15,389,250	16,696,501
07/15/20	1.250%	37,509,289	39,581,857
01/15/21	1.125%	39,443,040	40,897,808
01/15/25	2.375%	34,111,008	38,733,634
01/15/28	1.750%	10,401,994	10,872,645
01/15/29	2.500%	17,775,263	20,651,880
04/15/29	3.875%	20,186,700	27,649,256
02/15/41	2.125%	25,256,250	27,516,187
U.S. Treasury Inflation-Indexed Bond(e)
07/15/16	2.500%	20,814,310	24,075,372

	Coupon		Principal
Issuer	Rate		Amount	Value

Inflation-Indexed Bonds (continued)

01/15/27	2.375%		$19,862,090	$22,629,434

Total Inflation-Indexed Bonds (Cost: $459,546,240)				$483,614,647

Foreign Government Obligations(f) (2.3%)

AUSTRALIA (0.6%)

New South Wales Treasury Corp.
Government Liquid Guaranteed(b)
03/01/17	5.500%	AUD	2,760,000	3,010,078

MEXICO (1.7%)

Mexican Bonos(b)
12/17/15	8.000%	MXN	9,944,000	9,136,590

Total Foreign Government Obligations (Cost: $10,258,945)				$12,146,668

	Shares	Value

Money Market Fund (0.3%)
Columbia Short-Term Cash Fund, 0.195%(g)(h)	1,746,036	$1,746,036

Total Money Market Fund (Cost: $1,746,036)		$1,746,036

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (—%)

Repurchase Agreements (—%)

HSBC Securities, Inc.
dated 04/26/11, matures 05/02/11, repurchase price $196,500(i)
	0.030%	$196,500	$196,500

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $196,500)			$196,500

Total Investments (Cost: $519,521,614)(j)			$546,359,736(k)
Other Assets & Liabilities, Net			(18,516,189)

Net Assets			$527,843,547

Investments in Derivatives
At April 30, 2011, $210,925 was held in a margin deposit account as collateral to cover initial margin requirements on open interest rate futures contracts.
Futures Contracts Outstanding at April 30, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation

U.S. Treasury Long Bond, 20-year	116	$14,195,500	June 2011	$185,139	$—
U.S. Treasury Note, 2-year	(25)	(5,478,125)	July 2011	—	(1,600)
U.S. Treasury Note, 5-year	(421)	(49,875,344)	July 2011	—	(333,766)
U.S. Treasury Note, 10-year	(35)	(4,239,922)	June 2011	—	(600)

Total				$185,139	$(335,966)

Forward Foreign Currency Exchange Contracts Open at April 30, 2011

		Currency to be	Currency to be	Unrealized	Unrealized
Counterparty	Exchange Date	Delivered	Received	Appreciation	Depreciation

HSBC Securities (USA), Inc.	May 19, 2011	2,780,000 (AUD)	2,919,778 (USD)	$—	$(121,049)

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the value of these securities amounted to $15,845,323 or 3.00% of net assets.

(b)	Represents a foreign security. At April 30, 2011, the value of foreign securities, excluding short-term securities, represented 3.23% of net assets.

(c)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2011.

(e)	At April 30, 2011, security was partially or fully on loan.

(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(g)	Investments in affiliates during the period ended April 30, 2011:

			Sales Cost/ Proceeds from	Realized		Dividends or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$2,224,515	$224,485,179	$(224,963,658)	$—	$1,746,036	$9,899	$1,746,036

(h)	The rate shown is the seven-day current annualized yield at April 30, 2011.

(i)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
HSBC Securities, Inc. (0.030%)

Security Description	Value

Federal Home Loan Banks	$22,956
Federal Home Loan Mortgage Corp	90,595
Federal National Mortgage Association	86,881

Total Market Value of Collateral Securities	$200,432

(j)	At April 30, 2011, the cost of securities for federal income tax purposes was approximately $519,522,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$27,025,000
Unrealized Depreciation	(187,000)

Net Unrealized Appreciation	$26,838,000

(k)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend

CMO	Collateralized Mortgage Obligation
Currency Legend

AUD	Australian Dollar
MXN	Mexican Peso
USD	US Dollar
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2011:

	Fair value at April 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Bonds
Corporate Bonds & Notes	$—	$9,360,344	$—	$9,360,344
Residential Mortgage-Backed Securities — Non-Agency	—	15,365,137	2,692,414	18,057,551
Commercial Mortgage-Backed Securities	—	18,844,981	—	18,844,981
Asset-Backed Securities	—	2,393,009	—	2,393,009
Inflation-Indexed Bonds	—	483,614,647	—	483,614,647
Foreign Government Obligations	—	12,146,668	—	12,146,668

Total Bonds	—	541,724,786	2,692,414	544,417,200

Other
Affiliated Money Market Fund(c)	1,746,036	—	—	1,746,036
Investments of Cash Collateral Received for Securities on Loan	—	196,500	—	196,500

Total Other	1,746,036	196,500	—	1,942,536

Investments in Securities	1,746,036	541,921,286	2,692,414	546,359,736
Derivatives(d)
Assets
Futures Contracts	185,139	—	—	185,139
Liabilities
Futures Contracts	(335,966)	—	—	(335,966)
Forward Foreign Currency Exchange Contracts	—	(121,049)	—	(121,049)

Total	$1,595,209	$541,800,237	$2,692,414	$546,087,860

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.
(b)  There were no significant transfers between Levels 1 and 2 during the period.
(c)  Money market fund that is a sweep investment for cash balances in the Fund at April 30, 2011.
(d)  Derivative instruments are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Residential
	Mortgage-Backed	Asset-Backed
	Securities Non-Agency	Securities	Total

Balance as of July 31, 2010	$—	$925,026	$925,026
Accrued discounts/premiums	—	3,951	3,951
Realized gain (loss)	190	3,029	3,219
Change in unrealized appreciation (depreciation)*	8,434	1,153	9,587
Sales	(151,960)	(933,159)	(1,085,119)
Purchases	2,835,750	—	2,835,750
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of April 30, 2011	$2,692,414	$—	$2,692,414

*	Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2011 was $8,434, which is comprised of Residential-Mortgage Backed Securities.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
Columbia Large Core Quantitative Fund

April 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (98.2%)

CONSUMER DISCRETIONARY (10.5%)

Diversified Consumer Services (0.9%)

Apollo Group, Inc., Class A(a)	659,663	$26,406,310
H&R Block, Inc.(b)	448,800	7,759,752

Total		34,166,062

Media (2.8%)

Comcast Corp., Class A(b)	1,768,100	46,394,944
DIRECTV, Class A(a)	1,042,000	50,630,780
Time Warner Cable, Inc.	130,802	10,219,560

Total		107,245,284

Multiline Retail (0.9%)

Family Dollar Stores, Inc.	677,905	36,749,230

Specialty Retail (5.2%)

AutoZone, Inc.(a)(b)	213,727	60,352,230
Best Buy Co., Inc.(b)	126,328	3,943,960
GameStop Corp., Class A(a)(b)	242,823	6,235,695
Gap, Inc. (The)	259,551	6,031,965
Limited Brands, Inc.	1,659,419	68,301,686
Ross Stores, Inc.(b)	311,276	22,937,928
TJX Companies, Inc.	653,240	35,026,729

Total		202,830,193

Textiles, Apparel & Luxury Goods (0.7%)

Coach, Inc.	433,639	25,935,949

TOTAL CONSUMER DISCRECTIONARY		406,926,718

CONSUMER STAPLES (10.1%)

Food & Staples Retailing (3.8%)

Kroger Co. (The)	394,146	9,581,689
Wal-Mart Stores, Inc.(b)	1,919,092	105,511,678
Walgreen Co.(b)	681,390	29,108,981

Total		144,202,348

Food Products (1.6%)

Hershey Co. (The)(b)	888,484	51,274,412
Hormel Foods Corp.(b)	375,308	11,037,808

Total		62,312,220

Household Products (0.5%)

Kimberly-Clark Corp.	294,400	19,448,064

Tobacco (4.2%)

Altria Group, Inc.	423,184	11,358,259
Lorillard, Inc.	331,400	35,294,100

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Tobacco (cont.)

Philip Morris International, Inc.	1,665,619	$115,660,583

Total		162,312,942

TOTAL CONSUMER STAPLES		388,275,574

ENERGY (12.7%)

Energy Equipment & Services (1.8%)

National Oilwell Varco, Inc.	887,682	68,076,332

Oil, Gas & Consumable Fuels (10.9%)

Apache Corp.	682,796	91,064,503
Chevron Corp.	1,152,421	126,120,954
ConocoPhillips	1,304,682	102,978,550
Devon Energy Corp.	93,800	8,535,800
Exxon Mobil Corp.	857,987	75,502,856
Marathon Oil Corp.	273,033	14,754,703
Valero Energy Corp.	131,072	3,709,338

Total		422,666,704

TOTAL ENERGY		490,743,036

FINANCIALS (15.2%)

Capital Markets (2.2%)

Franklin Resources, Inc.	462,211	59,680,684
Goldman Sachs Group, Inc. (The)	122,049	18,430,620
T Rowe Price Group, Inc.(b)	144,875	9,308,219

Total		87,419,523

Commercial Banks (1.4%)

Fifth Third Bancorp	1,550,035	20,568,964
KeyCorp(b)	3,924,110	34,022,034

Total		54,590,998

Consumer Finance (2.3%)

Capital One Financial Corp.(b)	1,178,797	64,515,560
Discover Financial Services	922,055	22,903,846

Total		87,419,406

Diversified Financial Services (4.2%)

Citigroup, Inc.(a)	4,692,414	21,538,180
JPMorgan Chase & Co.	2,682,585	122,406,354
Moody’s Corp.(b)	199,600	7,812,344
NASDAQ OMX Group, Inc. (The)(a)	360,400	9,766,840

Total		161,523,718

Insurance (3.9%)

Aflac, Inc.	388,499	21,829,759
Hartford Financial Services Group, Inc.(b)	1,810,343	52,445,636

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Insurance (cont.)

Lincoln National Corp.(b)	637,783	$19,917,963
MetLife, Inc.(b)	128,606	6,017,475
Prudential Financial, Inc.	487,500	30,917,250
Torchmark Corp.(b)	135,638	9,076,895
Travelers Companies, Inc. (The)	155,129	9,816,563

Total		150,021,541

Real Estate Investment Trusts (REITs) (1.2%)

Apartment Investment & Management Co., Class A	439,200	11,840,832
Public Storage	33,883	3,974,815
Simon Property Group, Inc.	276,830	31,708,108

Total		47,523,755

TOTAL FINANCIALS		588,498,941

HEALTH CARE (11.3%)

Biotechnology (2.7%)

Amgen, Inc.(a)	177,176	10,072,456
Biogen Idec, Inc.(a)	306,100	29,798,835
Gilead Sciences, Inc.(a)	1,648,200	64,016,088

Total		103,887,379

Health Care Equipment & Supplies (0.3%)

Baxter International, Inc.	201,716	11,477,641
CR Bard, Inc.(b)	1,079	115,183

Total		11,592,824

Health Care Providers & Services (3.2%)

Medco Health Solutions, Inc.(a)(b)	438,992	26,045,395
UnitedHealth Group, Inc.	1,964,240	96,699,535

Total		122,744,930

Pharmaceuticals (5.1%)

Abbott Laboratories(b)	802,112	41,741,908
Eli Lilly & Co.(b)	1,954,473	72,335,046
Forest Laboratories, Inc.(a)(b)	664,758	22,043,375
Johnson & Johnson(b)	913,887	60,060,654

Total		196,180,983

TOTAL HEALTH CARE		434,406,116

INDUSTRIALS (10.8%)

Aerospace & Defense (4.8%)

General Dynamics Corp.(b)	609,891	44,412,263
Lockheed Martin Corp.(b)	500,790	39,687,607
Northrop Grumman Corp.	286,137	18,201,175
Raytheon Co.	799,584	38,819,803

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Aerospace & Defense (cont.)

United Technologies Corp.(b)	501,091	$44,887,732

Total		186,008,580

Air Freight & Logistics (1.1%)

United Parcel Service, Inc., Class B	538,745	40,389,713

Commercial Services & Supplies (0.8%)

Pitney Bowes, Inc.(b)	371,004	9,111,858
RR Donnelley & Sons Co.(b)	1,114,873	21,026,505

Total		30,138,363

Electrical Equipment (0.4%)

Emerson Electric Co.	276,270	16,786,165

Industrial Conglomerates (2.8%)

General Electric Co.	5,324,607	108,888,213

Professional Services (0.4%)

Dun & Bradstreet Corp.	183,100	15,047,158

Trading Companies & Distributors (0.5%)

WW Grainger, Inc.(b)	131,200	19,889,920

TOTAL INDUSTRIALS		417,148,112

INFORMATION TECHNOLOGY (17.8%)

Computers & Peripherals (7.1%)

Apple, Inc.(a)	486,471	169,403,796
Dell, Inc.(a)	671,063	10,408,187
Lexmark International, Inc., Class A(a)(b)	717,494	23,139,182
SanDisk Corp.(a)	1,165,038	57,249,967
Western Digital Corp.(a)	369,100	14,690,180

Total		274,891,312

IT Services (3.6%)

IBM Corp.(b)(c)	811,881	138,490,661

Semiconductors & Semiconductor Equipment (3.8%)

Intel Corp.(b)	1,684,419	39,061,677
Novellus Systems, Inc.(a)	118,100	3,791,010
Teradyne, Inc.(a)(b)	1,037,800	16,708,580
Texas Instruments, Inc.(b)	2,387,215	84,817,749

Total		144,379,016

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Software (3.3%)

Microsoft Corp.	4,938,470	$128,498,989

TOTAL INFORMATION TECHNOLOGY		686,259,978

MATERIALS (3.8%)

Chemicals (1.7%)

CF Industries Holdings, Inc.	147,300	20,850,315
Eastman Chemical Co.(b)	415,396	44,551,221
PPG Industries, Inc.	20,860	1,974,816

Total		67,376,352

Metals & Mining (2.1%)

Freeport-McMoRan Copper & Gold, Inc.	1,296,830	71,364,555
Newmont Mining Corp.	160,604	9,413,001

Total		80,777,556

TOTAL MATERIALS		148,153,908

TELECOMMUNICATION SERVICES (3.1%)

Diversified Telecommunication Services (3.1%)

AT&T, Inc.	1,193,100	37,129,272
Verizon Communications, Inc.(b)	2,133,874	80,617,760

Total		117,747,032

TOTAL TELECOMMUNICATION SERVICES		117,747,032

UTILITIES (2.9%)

Electric Utilities (1.8%)

Exelon Corp.(b)	1,627,465	68,597,650

Multi-Utilities (1.1%)

Public Service Enterprise Group, Inc.	1,346,869	43,328,775

TOTAL UTILITIES		111,926,425

Total Common Stocks
(Cost: $3,047,487,796)		$3,790,085,840

	Shares	Value

Money Market Fund (1.8%)
Columbia Short-Term Cash Fund, 0.195%(d)(e)	67,816,775	$67,816,775

Total Money Market Fund
(Cost: $67,816,775)		$67,816,775

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (19.8%)

Asset-Backed Commercial Paper (2.5%)

Antalis US Funding Corp.
05/03/11	0.250%	$4,999,757	$4,999,757
06/10/11	0.320%	5,327,205	5,327,205
Arabella Finance LLC
05/05/11	0.420%	4,999,591	4,999,591
05/06/11	0.250%	4,999,757	4,999,757
Aspen Funding Corp.
05/02/11	0.100%	31,430,738	31,430,738
Cancara Asset Securitisation LLC
07/19/11	0.250%	24,984,375	24,984,375
Rhein-Main Securitisation Ltd.
05/06/11	0.375%	9,998,333	9,998,333
07/11/11	0.481%	4,994,067	4,994,067
Rheingold Securitization
05/09/11	0.320%	4,999,511	4,999,511

Total			96,733,334

Certificates of Deposit (11.9%)

Australia and New Zealand Bank Group, Ltd.
06/30/11	0.400%	5,000,000	5,000,000
Banco Popular Caisse d’Epargne
07/28/11	0.550%	5,000,000	5,000,000
Bank of Nova Scotia
05/12/11	0.180%	25,000,000	25,000,000
Bank of Tokyo Securities
05/02/11	0.100%	15,000,000	15,000,000
Barclays Bank PLC
05/23/11	0.400%	15,000,000	15,000,000
Clydesdale Bank PLC
07/21/11	0.280%	14,989,391	14,989,391
07/25/11	0.270%	14,989,882	14,989,882
Commerzbank AG
05/04/11	0.240%	20,000,000	20,000,000
Credit Agricole
05/23/11	0.180%	15,000,000	15,000,000
Credit Industrial et Commercial
07/01/11	0.430%	15,000,000	15,000,000
Credit Suisse
10/25/11	0.263%	15,000,000	15,000,000
DZ Bank AG
05/09/11	0.350%	2,000,000	2,000,000
Deutsche Bank AG
07/08/11	0.280%	25,000,000	25,000,000
Development Bank of Singapore Ltd.
05/17/11	0.400%	15,500,000	15,500,000
DnB NOR
05/04/11	0.110%	25,000,000	25,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

Erste Bank der Oesterreichische
05/16/11	0.250%	$5,000,000	$5,000,000
Erste Bank der Oesterreichischen Sparkassen AG
05/31/11	0.260%	6,500,000	6,500,000
KBC Bank NV
05/23/11	0.280%	10,000,000	10,000,000
05/31/11	0.250%	15,000,000	15,000,000
05/31/11	0.250%	10,000,000	10,000,000
La Banque Postale
06/01/11	0.400%	10,000,000	10,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/18/11	0.350%	19,982,709	19,982,709
N.V. Bank Nederlandse Gemeenten
05/04/11	0.410%	10,000,000	10,000,000
07/27/11	0.270%	15,000,000	15,000,000
National Bank of Canada
10/07/11	0.285%	15,000,000	15,000,000
Natixis
07/07/11	0.544%	25,000,000	25,000,000
Nykredit Bank
05/09/11	0.300%	5,000,000	5,000,000
Overseas Chinese Banking Corp.
05/09/11	0.470%	9,000,000	9,000,000
Skandinaviska Enskilda Banken
05/03/11	0.180%	10,007,850	10,007,850
05/06/11	0.210%	15,000,000	15,000,000
Societe Generale
07/29/11	0.363%	15,000,000	15,000,000
Standard Chartered Bank PLC
05/05/11	0.350%	10,000,000	10,000,000
Westpac Banking Corp.
05/09/11	0.190%	25,000,000	25,000,000

Total			457,969,832

Commercial Paper (0.7%)

ASB Finance Ltd.
05/03/11	0.391%	12,975,495	12,975,495
Macquarie Bank Ltd.
07/26/11	0.380%	4,995,197	4,995,197
Newport Funding Corp.
05/02/11	0.100%	4,999,959	4,999,959
PB Capital Corp.
05/16/11	0.591%	4,992,215	4,992,215

Total			27,962,866

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Other Short-Term Obligations (0.2%)

The Goldman Sachs Group, Inc.
07/19/11	0.300%	$10,000,000	$10,000,000

Repurchase Agreements (4.5%)

Cantor Fitzgerald & Co. dated 04/29/11, matures 05/02/11, repurchase $65,000,379(f)
	0.070%	65,000,000	65,000,000
Citibank NA dated 04/29/11, matures 05/02/11, repurchase price $30,000,150(f)
	0.060%	30,000,000	30,000,000
Goldman Sachs & Co. dated 04/29/11, matures 05/02/11, repurchase price $18,364,499(f)
	0.050%	18,364,423	18,364,423
Natixis Financial Products, Inc.(f) dated 04/29/11, matures 05/02/11, repurchase price $10,000,092
	0.110%	10,000,000	10,000,000
repurchase price $10,000,092
	0.110%	10,000,000	10,000,000
Nomura Securities dated 04/29/11, matures 05/02/11, repurchase price $10,000,050(f)
	0.060%	10,000,000	10,000,000
Pershing LLC dated 04/29/11, matures 05/02/11, repurchase price $27,000,450(f)
	0.200%	27,000,000	27,000,000
RBS Securities, Inc. dated 04/29/11, matures 05/02/11, repurchase price $2,000,005(f)
	0.030%	2,000,000	2,000,000

Total			172,364,423

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $765,030,455)			$765,030,455

Total Investments
(Cost: $3,880,335,026)(g)			$4,622,933,070(h)
Other Assets & Liabilities, Net			(763,555,845)

Net Assets			$3,859,377,225

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Investments in Derivatives
Futures Contracts Outstanding at April 30, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation

S&P 500 Index	198	$67,305,150	June 2011	$2,462,055	$—
Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At April 30, 2011, security was partially or fully on loan.

(c)	At April 30, 2011, investments in securities included securities valued at $8,539,000 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(d)	The rate shown is the seven-day current annualized yield at April 30, 2011.

(e)	Investments in affiliates during the period ended April 30, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$27,183,889	$423,221,555	$(382,588,669)	$—	$67,816,775	$78,572	$67,816,775

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.070%)

Security Description	Value

Fannie Mae Interest Strip	$3,816,948
Fannie Mae Pool	35,585,016
Fannie Mae Principal Strip	282,860
Fannie Mae REMICS	149,496
Fannie Mae Whole Loan	6,390
Federal Farm Credit Bank	540,068
Federal Home Loan Bank Discount Notes	2,167
Federal Home Loan Banks	1,166,151
Federal Home Loan Mortgage Corp	355,419
Federal National Mortgage Association	378,353
Freddie Mac Non Gold Pool	12,975,973
Freddie Mac REMICS	2,518,306
Freddie Mac Strips	314,507
Ginnie Mae I Pool	471,352
Ginnie Mae II Pool	2,840,671
Government National Mortgage Association	838,488
United States Treasury Inflation Indexed Bonds	241,527
United States Treasury Strip Coupon	3,592,705
United States Treasury Strip Principal	223,603

Total Market Value of Collateral Securities	$66,300,000

Citibank NA (0.060%)

Security Description	Value

Fannie Mae Pool	$21,549,132
Freddie Mac Gold Pool	9,050,868

Total Market Value of Collateral Securities	$30,600,000

Goldman Sachs & Co. (0.050%)

Security Description	Value

Government National Mortgage Association	$18,731,711

Total Market Value of Collateral Securities	$18,731,711

Natixis Financial Products, Inc. (0.110%)

Security Description	Value

Fannie Mae Interest Strip	$422,510
Fannie Mae Pool	30,015
Fannie Mae REMICS	5,470,536
Freddie Mac Gold Pool	24,159
Freddie Mac Non Gold Pool	27,328
Freddie Mac REMICS	2,813,727
Government National Mortgage Association	119,369
United States Treasury Note/Bond	1,292,450

Total Market Value of Collateral Securities	$10,200,094

Natixis Financial Products, Inc. (0.110%)

Security Description	Value

Federal Home Loan Banks	$1,662,537
Federal National Mortgage Association	675,955
Resolution Funding Corp Interest Strip	542,213
United States Treasury Note/Bond	7,319,389

Total Market Value of Collateral Securities	$10,200,094

Nomura Securities (0.060%)

Security Description	Value

Ginnie Mae II Pool	$10,200,000

Total Market Value of Collateral Securities	$10,200,000

Pershing LLC (0.200%)

Security Description	Value

Fannie Mae Pool	$5,847,592
Fannie Mae REMICS	4,764,236
Fannie Mae Whole Loan	55,395
Freddie Mac Non Gold Pool	1,766,255
Freddie Mac Reference REMIC	75,340
Freddie Mac REMICS	9,411,219
Government National Mortgage Association	5,619,963

Total Market Value of Collateral Securities	$27,540,000

RBS Securities, Inc. (0.030%)

Security Description	Value

United States Treasury Note/Bond	$2,040,007

Total Market Value of Collateral Securities	$2,040,007

(g)	At April 30, 2011, the cost of securities for federal income tax purposes was approximately $3,880,335,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$760,353,000
Unrealized Depreciation	(17,755,000)

Net Unrealized Appreciation	$742,598,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2011:

	Fair value at April 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$406,926,718	$—	$—	$406,926,718
Consumer Staples	388,275,574	—	—	388,275,574
Energy	490,743,036	—	—	490,743,036
Financials	588,498,941	—	—	588,498,941
Health Care	434,406,116	—	—	434,406,116
Industrials	417,148,112	—	—	417,148,112
Information Technology	686,259,978	—	—	686,259,978
Materials	148,153,908	—	—	148,153,908
Telecommunication Services	117,747,032	—	—	117,747,032
Utilities	111,926,425	—	—	111,926,425

Total Equity Securities	3,790,085,840	—	—	3,790,085,840

Other
Affiliated Money Market Fund(c)	67,816,775	—	—	67,816,775
Investments of Cash Collateral Received for Securities on Loan	—	765,030,455	—	765,030,455

Total Other	67,816,775	765,030,455	—	832,847,230

Investments in Securities	3,857,902,615	765,030,455	—	4,622,933,070
Derivatives(d)
Assets
Futures Contracts	2,462,055	—	—	2,462,055

Total	$3,860,364,670	$765,030,455	$—	$4,625,395,125

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at April 30, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
Columbia Limited Duration Credit Fund

April 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (98.3%)

AEROSPACE & DEFENSE (0.2%)

L-3 Communications Corp.
10/15/15	6.375%	$1,481,000	$1,529,133

BANKING (6.4%)

ANZ National International Ltd.
Bank Guaranteed(a)(b)
08/10/15	3.125%	2,900,000	2,907,597
BNP Paribas
Bank Guaranteed(b)
02/23/16	3.600%	2,185,000	2,221,776
Bank of America Corp.
Senior Unsecured
03/17/16	3.625%	5,000,000	5,025,395
Citigroup, Inc.
Senior Unsecured
10/15/14	5.500%	4,700,000	5,124,730
Fifth Third Bancorp
Senior Unsecured
01/25/16	3.625%	2,175,000	2,206,718
Goldman Sachs Group, Inc. (The)
Senior Unsecured
02/07/16	3.625%	6,750,000	6,799,862
JPMorgan Chase & Co.
Senior Unsecured
03/01/16	3.450%	10,300,000	10,419,233
KeyCorp
Senior Unsecured
08/13/15	3.750%	2,200,000	2,257,805
Morgan Stanley
Senior Unsecured
04/29/16	3.800%	9,500,000	9,533,402
Morgan Stanley(c)
Senior Unsecured
04/29/16	3.800%	4,090,000	4,104,380
Santander U.S. Debt SA Unipersonal
Bank Guaranteed(a)(b)
10/07/15	3.781%	600,000	596,232

Total			51,197,130

CHEMICALS (2.3%)

Dow Chemical Co. (The)
Senior Unsecured
02/15/15	5.900%	11,000,000	12,369,390
Lyondell Chemical Co.
Senior Secured(a)
11/01/17	8.000%	4,872,000	5,432,280
Nova Chemicals Corp.
Senior Unsecured(b)
11/01/16	8.375%	190,000	214,700

Total			18,016,370

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

CONSTRUCTION MACHINERY (1.1%)

Case New Holland, Inc.
09/01/13	7.750%	$4,225,000	$4,599,969
Manitowoc Co., Inc. (The)
11/01/13	7.125%	4,350,000	4,393,500

Total			8,993,469

CONSUMER PRODUCTS (0.4%)

Fortune Brands, Inc.
Senior Unsecured
06/15/14	6.375%	2,714,000	3,010,738

ELECTRIC (20.8%)

Appalachian Power Co.
Senior Unsecured
05/24/15	3.400%	2,600,000	2,661,369
Arizona Public Service Co.
Senior Unsecured
06/30/14	5.800%	3,672,000	4,078,079
05/15/15	4.650%	5,568,000	5,895,833
CMS Energy Corp.
Senior Unsecured
09/30/15	4.250%	4,195,000	4,305,119
12/15/15	6.875%	5,800,000	6,473,885
Cleveland Electric Illuminating Co. (The)
Senior Unsecured
12/15/13	5.650%	3,835,000	4,177,063
Consumers Energy Co.
1st Mortgage
02/15/14	6.000%	1,120,000	1,248,439
03/15/15	5.000%	2,750,000	3,020,267
08/15/16	5.500%	1,395,000	1,568,788
DTE Energy Co.
Senior Unsecured
05/15/14	7.625%	14,806,000	17,098,724
06/01/16	6.350%	675,000	770,965
Dominion Resources, Inc.
Senior Unsecured
06/15/18	6.400%	3,515,000	4,068,679
08/01/33	5.250%	6,504,000	7,140,943
Duke Energy Carolinas LLC
01/15/18	5.250%	2,000,000	2,213,910
Duke Energy Corp.
Senior Unsecured
04/01/15	3.350%	14,800,000	15,245,909
06/15/18	6.250%	300,000	343,475
Indiana Michigan Power Co.
Senior Unsecured
11/01/12	6.375%	2,500,000	2,684,008
11/15/14	5.050%	4,500,000	4,884,633
Metropolitan Edison Co.
Senior Unsecured
03/15/13	4.950%	5,746,000	6,041,172
04/01/14	4.875%	1,067,000	1,122,943

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

ELECTRIC (CONTINUED)

Midamerican Energy Holdings Co.
Senior Unsecured
02/15/14	5.000%	$1,385,000	$1,500,513
Nevada Power Co.
01/15/15	5.875%	6,062,000	6,783,396
03/15/16	5.950%	910,000	1,025,127
Ohio Edison Co.
Senior Unsecured
05/01/15	5.450%	5,311,000	5,779,329
Ohio Power Co.
Senior Unsecured
09/01/13	5.750%	1,200,000	1,308,198
01/15/14	4.850%	5,980,000	6,428,658
Oncor Electric Delivery Co. LLC
Senior Secured
01/15/15	6.375%	10,895,000	12,382,789
Progress Energy, Inc.
Senior Unsecured
03/15/14	6.050%	4,782,000	5,338,873
01/15/16	5.625%	6,215,000	6,986,841
Sierra Pacific Power Co.
05/15/16	6.000%	8,508,000	9,676,591
TransAlta Corp.
Senior Unsecured(b)
01/15/15	4.750%	12,725,000	13,586,457

Total			165,840,975

ENTERTAINMENT (0.1%)

Speedway Motorsports, Inc.
06/01/16	8.750%	1,040,000	1,141,400

FOOD AND BEVERAGE (5.8%)

Bacardi Ltd.(a)(b)
04/01/14	7.450%	11,455,000	13,278,831
ConAgra Foods, Inc.
Senior Unsecured
06/15/17	5.819%	2,170,000	2,392,876
Constellation Brands, Inc.
12/15/14	8.375%	2,880,000	3,261,600
Kraft Foods, Inc.
Senior Unsecured
02/09/16	4.125%	8,795,000	9,238,831
02/01/18	6.125%	1,200,000	1,362,064
08/23/18	6.125%	3,255,000	3,691,062
SABMiller PLC
Senior Unsecured(a)(b)
01/15/14	5.700%	11,605,000	12,801,464

Total			46,026,728

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

GAS PIPELINES (10.7%)

Centerpoint Energy Resources Corp.
Senior Unsecured
01/15/14	5.950%	$3,300,000	$3,621,770
Colorado Interstate Gas Co.
Senior Unsecured
11/15/15	6.800%	14,247,000	16,468,734
El Paso Corp.
Senior Unsecured(d)
06/15/12	7.875%	1,000,000	1,060,091
Enterprise Products Operating LLC
06/01/15	3.700%	755,000	784,234
02/01/16	3.200%	7,850,000	7,922,055
Gulfstream Natural Gas System LLC(a)
Senior Unsecured
11/01/15	5.560%	100,000	109,867
06/01/16	6.950%	6,436,000	7,563,034
Kinder Morgan Energy Partners LP
Senior Unsecured
02/15/15	5.625%	5,050,000	5,634,623
Midcontinent Express Pipeline LLC
Senior Unsecured(a)
09/15/14	5.450%	1,435,000	1,568,400
Nisource Finance Corp.
09/15/17	5.250%	10,150,000	10,894,259
Northwest Pipeline GP
Senior Unsecured
06/15/16	7.000%	3,111,000	3,699,200
04/15/17	5.950%	6,700,000	7,663,104
Panhandle Eastern Pipeline Co. LP
Senior Unsecured
08/15/13	6.050%	5,000,000	5,411,380
Plains All American Pipeline LP/Finance Corp.
09/15/15	3.950%	4,130,000	4,297,835
Regency Energy Partners LP/Finance Corp.(d)
06/01/16	9.375%	527,000	599,462
Southern Natural Gas Co.
Senior Unsecured(a)
04/01/17	5.900%	2,500,000	2,812,687
Transcontinental Gas Pipe Line Co. LLC
Senior Unsecured
04/15/16	6.400%	4,404,000	5,101,845

Total			85,212,580

HEALTH CARE (5.3%)

AmerisourceBergen Corp.
09/15/15	5.875%	8,120,000	9,185,019
Cardinal Health, Inc.
Senior Unsecured
06/15/13	5.500%	3,010,000	3,248,211

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

HEALTH CARE (CONTINUED)

CareFusion Corp.
Senior Unsecured
08/01/14	5.125%	$7,710,000	$8,386,522
Express Scripts, Inc.
06/15/14	6.250%	7,230,000	8,111,348
Express Scripts, Inc.(c)
05/15/16	3.125%	5,000,000	5,015,590
Hospira, Inc.
Senior Unsecured
05/15/15	6.400%	3,000,000	3,391,995
Medco Health Solutions, Inc.
Senior Unsecured
09/15/15	2.750%	4,025,000	4,026,850
Omnicare, Inc.
12/15/15	6.875%	1,180,000	1,215,400

Total			42,580,935

HEALTHCARE INSURANCE (1.0%)

UnitedHealth Group, Inc.
Senior Unsecured
06/15/17	6.000%	500,000	566,686
11/15/17	6.000%	4,207,000	4,789,594
WellPoint, Inc.
Senior Unsecured
02/15/14	6.000%	2,535,000	2,821,810

Total			8,178,090

INDEPENDENT ENERGY (3.8%)

Anadarko Petroleum Corp.
Senior Unsecured
09/15/16	5.950%	2,485,000	2,775,718
09/15/17	6.375%	9,950,000	11,236,789
Chesapeake Energy Corp.
07/15/13	7.625%	2,160,000	2,370,600
Denbury Resources, Inc.
03/01/16	9.750%	1,250,000	1,409,375
Forest Oil Corp.
02/15/14	8.500%	4,965,000	5,535,975
Newfield Exploration Co.
Senior Subordinated Notes
09/01/14	6.625%	2,630,000	2,685,887
Petrohawk Energy Corp.
08/01/14	10.500%	1,475,000	1,690,719
06/01/15	7.875%	1,320,000	1,399,200
Range Resources Corp.
05/15/16	7.500%	725,000	752,187

Total			29,856,450

INTEGRATED ENERGY (1.2%)

Marathon Petroleum Corp.(a)
03/01/16	3.500%	9,800,000	9,929,879

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

LIFE INSURANCE (1.6%)

Metropolitan Life Global Funding I
Senior Secured(a)
09/29/15	2.500%	$4,645,000	$4,573,662
Prudential Financial, Inc.
Senior Unsecured
01/14/15	3.875%	6,365,000	6,656,294
12/01/17	6.000%	1,090,000	1,217,694

Total			12,447,650

MEDIA CABLE (5.9%)

CSC Holdings LLC
Senior Unsecured
04/15/14	8.500%	1,000,000	1,118,750
06/15/15	8.500%	1,700,000	1,850,875
Charter Communications Operating LLC/Capital(a)
Secured
04/30/12	8.000%	2,870,000	3,013,500
09/15/14	10.875%	2,200,000	2,455,750
Comcast Corp.
03/15/16	5.900%	9,205,000	10,371,071
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	3,208,000	3,213,569
03/01/16	3.500%	3,000,000	3,045,894
DISH DBS Corp.
10/01/11	6.375%	800,000	812,000
10/01/14	6.625%	3,200,000	3,400,000
02/01/16	7.125%	2,075,000	2,209,875
Time Warner Cable, Inc.
05/01/17	5.850%	10,990,000	12,227,529
Videotron Ltee(b)
01/15/14	6.875%	2,890,000	2,929,738

Total			46,648,551

MEDIA NON-CABLE (8.3%)

BSKYB Finance UK PLC(a)(b)
10/15/15	5.625%	13,650,000	15,170,187
Lamar Media Corp.
04/01/14	9.750%	2,380,000	2,772,700
NBCUniversal Media LLC
Senior Unsecured(a)
04/01/16	2.875%	8,245,000	8,149,886
RR Donnelley & Sons Co.
Senior Unsecured
04/01/14	4.950%	8,700,000	9,084,235
05/15/15	5.500%	6,000,000	6,322,740
Rainbow National Services LLC(a)
09/01/12	8.750%	2,000,000	2,002,500
Reed Elsevier Capital, Inc.
06/15/12	4.625%	1,530,000	1,582,113
01/15/14	7.750%	7,313,000	8,370,343
TCM Sub LLC(a)
01/15/15	3.550%	12,500,000	12,965,685

Total			66,420,389

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

METALS (2.5%)

ArcelorMittal USA, Inc.
04/15/14	6.500%	$11,605,000	$12,904,388
ArcelorMittal
Senior Unsecured(b)
03/01/16	3.750%	1,530,000	1,551,206
Arch Western Finance LLC
07/01/13	6.750%	2,059,000	2,071,869
FMG Resources August 2006 Proprietary Ltd.(a)(b)
11/01/15	7.000%	925,000	977,363
United States Steel Corp.
Senior Unsecured
06/01/13	5.650%	2,525,000	2,654,406

Total			20,159,232

OIL FIELD SERVICES (0.5%)

Weatherford International Ltd.(b)
03/15/13	5.150%	37,000	39,331
02/15/16	5.500%	3,500,000	3,803,880

Total			3,843,211

PACKAGING (0.2%)

Owens-Brockway Glass Container, Inc.
12/01/14	6.750%	1,750,000	1,787,187

RAILROADS (1.7%)

CSX Corp.
Senior Unsecured
03/15/18	6.250%	6,300,000	7,265,796
Kansas City Southern Railway
06/01/15	8.000%	3,240,000	3,515,400
Union Pacific Corp.
Senior Unsecured
05/01/14	5.375%	2,200,000	2,423,386

Total			13,204,582

REFINING (0.9%)

Valero Energy Corp.
02/01/15	4.500%	6,980,000	7,442,390

RETAILERS (2.9%)

Best Buy Co., Inc.
Senior Unsecured
03/15/16	3.750%	9,840,000	9,887,468
CVS Caremark Corp.
Senior Unsecured
06/01/17	5.750%	11,753,000	13,147,470

Total			23,034,938

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

SUPERMARKETS (0.7%)

Kroger Co. (The)
10/01/15	3.900%	$5,000,000	$5,245,570

TRANSPORTATION SERVICES (1.6%)

ERAC USA Finance LLC(a)
10/15/17	6.375%	10,930,000	12,500,006

WIRELESS (1.5%)

Nextel Communications, Inc.
03/15/14	5.950%	5,065,000	5,102,987
08/01/15	7.375%	1,151,000	1,159,633
Vodafone Group PLC
Senior Unsecured(b)
01/30/15	5.375%	5,070,000	5,628,182

Total			11,890,802

WIRELINES (10.9%)

AT&T, Inc.
Senior Unsecured
05/15/16	2.950%	22,000,000	22,107,426
Deutsche Telekom International Finance BV(a)(b)
04/11/16	3.125%	6,775,000	6,852,343
Embarq Corp.
Senior Unsecured
06/01/16	7.082%	17,130,000	19,377,182
Frontier Communications Corp.
Senior Unsecured
01/15/13	6.250%	5,511,000	5,800,327
Telecom Italia Capital SA(b)
10/01/15	5.250%	4,000,000	4,210,832
Telefonica Emisiones SAU(b)
01/15/15	4.949%	9,000,000	9,630,324
Verizon Communications, Inc.
Senior Unsecured
04/01/16	3.000%	13,930,000	14,059,911
Windstream Corp.
08/01/13	8.125%	3,975,000	4,362,563

Total			86,400,908

Total Corporate Bonds & Notes (Cost: $763,691,743)			$782,539,293

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (0.1%)

Repurchase Agreements (0.1%)

HSBC Securities, Inc. dated 04/29/11, matures 05/02/11, repurchase price $827,702(e)	0.030%	$827,700	$827,700

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $827,700)			$827,700

Total Investments (Cost: $764,519,443)(f)(g)			$783,366,993(h)
Other Assets & Liabilities, Net			12,844,641

Net Assets			$796,211,634

Investment in Derivatives

At April 30, 2011, $2,836,600 was held in a margin deposit account as collateral to cover initial margin requirements on open interest rate futures contracts.
Futures Contracts Outstanding at April 30, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation

U.S. Treasury Note, 5-year	(2,106)	$(249,495,187)	July 2011	$—	$(3,029,932)
U.S. Treasury Note, 10-year	(325)	(39,370,705)	June 2011	—	(731,737)

Total				$—	$(3,761,669)

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the value of these securities amounted to $125,661,153 or 15.78% of net assets.

(b)	Represents a foreign security. At April 30, 2011, the value of foreign securities, excluding short-term securities, represented 12.11% of net assets.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.

(d)	At April 30, 2011, security was partially or fully on loan.

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
HSBC Securities, Inc. (0.030%)

Security Description	Value

Federal Home Loan Banks	$96,694
Federal Home Loan Mortgage Corp	381,604
Federal National Mortgage Association	365,963

Total Market Value of Collateral Securities	$844,261

(f)	At April 30, 2011, the cost of securities for federal income tax purposes was approximately $764,519,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$19,276,000
Unrealized Depreciation	(428,000)

Net Unrealized Appreciation	$18,848,000

(g)	Investments in affiliates during the period ended April 30, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$1,292,265	$258,089,778	$(259,382,043)	$—	$—	$16,815	$—

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2011:

	Fair value at April 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Bonds
Corporate Bonds & Notes	$—	$782,539,293	$—	$782,539,293

Total Bonds	—	782,539,293	—	782,539,293

Other
Investments of Cash Collateral Received for Securities on Loan	—	827,700	—	827,700

Total Other	—	827,700	—	827,700

Investments in Securities	—	783,366,993	—	783,366,993
Derivatives(c)
Liabilities
Futures Contracts	(3,761,669)	—	—	(3,761,669)

Total	$(3,761,669)	$783,366,993	$—	$779,605,324

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
Columbia Money Market Fund

April 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Effective	Par/
Issuer	Yield	Principal	Value

Asset-Backed Commercial Paper (27.5%)

Amsterdam Funding Corp.
05/10/11	0.240%	$20,000,000	$19,998,556
06/20/11	0.280%	24,000,000	23,990,480
06/21/11	0.003%	35,000,000	34,986,856
Bryant Park Funding LLC
05/06/11	0.150%	21,000,000	20,999,405
Chariot Funding LLC
05/12/11	0.150%	50,000,000	49,997,500
FCAR Owner Trust Series I
05/02/11	0.190%	28,000,000	27,999,565
06/03/11	0.250%	4,000,000	3,999,056
06/17/11	0.230%	35,500,000	35,489,113
Fairway Finance Co. LLC
05/12/11	0.250%	18,020,000	18,018,378
Falcon Asset Securitization Co.
07/07/11	0.200%	37,000,000	36,986,022
Grampian Funding LLC
07/11/11	0.270%	60,000,000	59,967,600
07/12/11	0.260%	4,000,000	3,997,891
Jupiter Securitization Co. LLC
05/26/11	0.160%	31,000,000	30,996,418
Jupiter Securitization Co. LLC(a)
05/10/11	0.240%	33,000,000	32,997,617
Market Street Funding LLC
06/23/11	0.210%	31,501,000	31,491,077
Old Line Funding LLC
06/06/11	0.260%	18,042,000	18,037,179
Regency Markets No. 1 LLC
05/20/11	0.180%	11,300,000	11,298,807
Salisbury Receivables Co. LLC
05/12/11	0.150%	25,000,000	24,998,667
05/17/11	0.150%	25,000,000	24,998,111
Sheffield Receivables Corp.
07/12/11	0.200%	18,000,000	17,992,700
Thunder Bay Funding LLC
06/15/11	0.180%	34,321,000	34,313,106
07/11/11	0.200%	10,012,000	10,007,995
Windmill Funding Corp.
06/06/11	0.230%	30,000,000	29,992,908
06/09/11	0.260%	30,000,000	29,991,333
06/21/11	0.270%	6,000,000	5,997,660

Total Asset-Backed Commercial Paper (Cost: $639,544,000)			$639,544,000

Commercial Paper (36.2%)

BANKING (23.8%)

BNP Paribas Finance, Inc.
05/04/11	0.090%	$84,998,961	$84,998,961
Bank Of Montreal
05/03/11	0.090%	80,999,190	80,999,190
Bank Of Nova Scotia
05/06/11	0.060%	74,999,125	74,999,125

	Effective	Par/
Issuer	Yield	Principal	Value

Commercial Paper (continued)

BANKING (CONTINUED)

Barclays U.S. Funding Corp.
05/05/11	0.070%	$84,999,055	$84,999,055
Canadian Imperial Holdings, Inc.
05/02/11	0.060%	89,999,550	89,999,550
HSBC U.S.A., Inc.
05/11/11	0.180%	89,194,699	89,194,699
State Street Corp.
06/08/11	0.250%	14,995,937	14,995,937
Westpac Banking Corp.
08/19/11	0.220%	30,978,972	30,978,972

Total			551,165,489

DIVERSIFIED MANUFACTURING (3.5%)

General Electric Co.
05/09/11	0.080%	79,998,200	79,998,200

LIFE INSURANCE (5.2%)

Metlife Short Term Funding LLC
05/03/11	0.200%	28,000,000	27,999,393
05/16/11	0.260%	37,000,000	36,995,560
06/27/11	0.210%	22,000,000	21,992,557
New York Life Capital Corp.
05/18/11	0.200%	20,000,000	19,997,900
New York Life Capital Corp.(a)
05/25/11	0.200%	14,005,000	14,002,958

Total			120,988,368

NON-CAPTIVE DIVERSIFIED (0.3%)

General Electric Capital Services
05/02/11	0.160%	7,099,905	7,099,905

PHARMACEUTICALS (3.4%)

Johnson & Johnson
07/25/11	0.180%	79,965,600	79,965,600

Total Commercial Paper (Cost: $839,217,562)			$839,217,562

Certificates of Deposit (2.3%)

Toronto Dominion Bank
05/27/11	0.130%	$54,000,000	$54,000,000

Total Certificates of Deposit (Cost: $54,000,000)			$54,000,000

U.S. Government & Agency Obligations (6.2%)

Federal Home Loan Banks
03/06/12	0.450%	$23,000,000	$23,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

U.S. Government & Agency Obligations (continued)
03/14/12	0.460%	$31,500,000	$31,500,000
04/27/12	0.410%	24,000,000	24,000,000
Federal Home Loan Banks(b)
01/19/12	0.190%	15,000,000	15,000,000
01/24/12	0.190%	25,000,000	25,000,000
02/02/12	0.190%	25,000,000	25,000,000

Total U.S. Government & Agency Obligations (Cost: $143,500,000)			$143,500,000

U.S. Government-Insured Debt (16.8%)

Straight-A Funding LLC(a)(c)
U.S. Treasury Government Guaranty
05/05/11	0.210%	$20,000,000	$19,999,306
05/13/11	0.230%	13,100,000	13,098,865
05/17/11	0.240%	40,000,000	39,995,278
06/02/11	0.250%	33,826,000	33,818,248
06/03/11	0.250%	33,199,000	33,191,161
06/07/11	0.240%	30,027,000	30,019,393
06/08/11	0.240%	20,000,000	19,994,800
06/10/11	0.240%	32,000,000	31,991,253
06/13/11	0.230%	13,710,000	13,706,146
06/14/11	0.240%	11,096,000	11,092,671
06/24/11	0.190%	27,000,000	26,992,163
07/05/11	0.200%	28,000,000	27,989,733
Straight-A Funding LLC(c)
U.S. Treasury Government Guaranty
07/13/11	0.190%	27,000,000	26,989,455
07/14/11	0.190%	43,081,000	43,063,947
07/14/11	0.190%	17,356,000	17,349,130

Total U.S. Government-Insured Debt (Cost: $389,291,549)			$389,291,549

Repurchase Agreements (0.4%)

Barclays Bank PLC dated 04/29/2011, matures 05/02/2011, repurchase price $8,700,022 (Collateralized by: U.S. Treasury Bill) Total market value $8,700,065
	0.000%	$8,700,000	$8,700,000

Total Repurchase Agreements (Cost: $8,700,000)			$8,700,000

	Effective	Par/
Issuer	Yield	Principal	Value

Treasury Note Short-Term (8.7%)

U.S. Treasury Bills
05/19/11	0.180%	$50,000,000	$49,995,118
06/16/11	0.080%	40,000,000	39,995,927
08/11/11	0.100%	93,000,000	92,972,497
08/18/11	0.040%	18,000,000	17,997,800

Total Treasury Note Short-Term (Cost: $200,961,342)			$200,961,342

Asset-Backed Securities (3.1%)

CAR LOAN (3.1%)

Honda Auto Receivables Owner Trust
Series 2010-3 Class A1
06/21/11	0.310%	$7,583,731	$7,583,731
SMART Trust
Series 2011-1USA Class A1(d)
03/14/12	0.432%	17,096,501	17,096,501
Santander Drive Auto Receivables Trust
Series 2010-3 Class A1
12/15/11	0.357%	5,780,299	5,779,272
Santander Drive Auto Receivables Trust(d)
Series 2010-B Class A1
12/15/11	0.374%	15,774,199	15,774,199
Santander Drive Auto Receivables Trust(e)
Series 2011-1 Class A1
05/15/12	0.312%	27,000,000	27,000,000

Total			73,233,703

Total Asset-Backed Securities (Cost: $73,233,703)			$73,233,703

Total Investments (Cost: $2,348,448,156)(f)			$2,348,448,156(g)
Other Assets & Liabilities, Net			(27,329,009)

Net Assets			$2,321,119,147

Notes to Portfolio of Investments

(a)	Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the value of these securities amounted to $348,889,592 or 15.03% of net assets.

(b)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2011. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c)	Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the value of these securities amounted to $32,870,700 or 1.42% of net assets.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.

(f)	Also represents the cost of securities for federal income tax purposes at April 30, 2011.

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2011:

	Fair value at April 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Short-Term Securities
Asset-Backed Commercial Paper	$—	$639,544,000	$—	$639,544,000
Commercial Paper	—	839,217,562	—	839,217,562
Certificates of Deposit	—	54,000,000	—	54,000,000
U.S. Government & Agency Obligations	—	143,500,000	—	143,500,000
U.S. Government-Insured Debt	—	389,291,549	—	389,291,549
Repurchase Agreements	—	8,700,000	—	8,700,000
Treasury Note Short-Term	—	200,961,342	—	200,961,342

Total Short-Term Securities	—	2,275,214,453	—	2,275,214,453

Bonds
Asset-Backed Securities	—	73,233,703	—	73,233,703

Total Bonds	—	73,233,703	—	73,233,703

Total	$—	$2,348,448,156	$—	$2,348,448,156

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments
Columbia Short-Term Cash Fund

April 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Effective	Par/
Issuer	Yield	Principal	Value

Asset-Backed Commercial Paper (24.2%)

Amsterdam Funding Corp.
05/17/11	0.240%	$50,000,000	$49,994,097
06/28/11	0.190%	50,000,000	49,984,431
Argento Variable Funding Co. LLC
05/25/11	0.280%	30,000,000	29,993,958
08/09/11	0.330%	41,000,000	40,962,041
Bryant Park Funding LLC
05/25/11	0.160%	50,000,000	49,994,444
Chariot Funding LLC
05/11/11	0.160%	50,000,000	49,997,403
06/21/11	0.240%	50,000,000	49,982,667
FCAR Owner Trust Series I
05/02/11	0.180%	45,000,000	44,999,322
05/06/11	0.200%	31,500,000	31,498,792
Fairway Finance Co. LLC
05/09/11	0.200%	50,000,000	49,997,250
06/24/11	0.180%	44,476,000	44,463,769
Falcon Asset Securitization Co. LLC
05/12/11	0.150%	23,220,000	23,218,762
06/07/11	0.250%	50,000,000	49,986,806
Grampian Funding LLC
05/24/11	0.290%	30,000,000	29,994,000
07/12/11	0.260%	32,500,000	32,482,865
Jupiter Securitization Co. LLC(a)
05/13/11	0.240%	50,000,000	49,995,305
Market Street Funding LLC
05/24/11	0.170%	20,000,000	19,997,733
06/24/11	0.200%	47,638,000	47,623,444
Old Line Funding LLC
07/14/11	0.200%	50,000,000	49,979,167
07/20/11	0.200%	50,032,000	50,009,486
Regency Markets No. 1 LLC
05/12/11	0.190%	14,000,000	13,999,067
Regency Markets No. 1 LLC(a)
05/16/11	0.240%	85,000,000	84,990,600
Salisbury Receivables Co. LLC
05/17/11	0.150%	50,000,000	49,996,222
Sheffield Receivables Corp.
05/25/11	0.160%	45,000,000	44,995,000
Windmill Funding Corp.
05/19/11	0.240%	50,000,000	49,993,403
06/06/11	0.260%	50,000,000	49,986,639

Total Asset-Backed Commercial Paper
(Cost: $1,139,116,673)			$1,139,116,673

Commercial Paper (24.4%)

BANKING (16.8%)

BNP Paribas Finance, Inc.
05/02/11	0.050%	$85,099,622	$85,099,622
Bank Of Nova Scotia
05/10/11	0.240%	50,000,000	49,996,319
07/19/11	0.200%	50,000,000	49,978,333
Citibank
05/02/11	0.090%	125,000,000	125,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Commercial Paper (continued)

BANKING (CONTINUED)

HSBC U.S.A., Inc.
05/13/11	0.140%	$25,000,000	$24,998,646
06/13/11	0.240%	50,000,000	49,985,333
06/23/11	0.230%	25,000,000	24,991,375
Royal Bank Of Canada
05/02/11	0.090%	128,900,000	128,900,000
Royal Bank Of Scotland PLC (The)
05/27/11	0.200%	50,000,000	49,992,500
06/15/11	0.250%	20,000,000	19,993,611
06/20/11	0.160%	30,000,000	29,993,200
State Street Corp.
05/05/11	0.220%	49,998,195	49,998,195
Toronto Dominion Bank
05/03/11	0.220%	50,000,000	50,000,000
05/23/11	0.240%	50,000,000	50,000,000

Total			788,927,134

DIVERSIFIED MANUFACTURING (1.1%)

General Electric Co.
06/20/11	0.160%	49,988,667	49,988,667

LIFE INSURANCE (3.3%)

Metlife Short Term Funding LLC
05/31/11	0.250%	30,000,000	29,993,542
06/15/11	0.200%	25,000,000	24,993,611
07/12/11	0.250%	45,000,000	44,977,187
New York Life Capital Corp.
05/06/11	0.190%	15,000,000	14,999,450
05/18/11	0.200%	15,000,000	14,998,425
New York Life Capital Corp.(a)
06/01/11	0.200%	28,000,000	27,995,022

Total			157,957,237

NON-CAPTIVE DIVERSIFIED (1.1%)

General Electric Capital Services
06/17/11	0.170%	49,988,667	49,988,667

PHARMACEUTICALS (2.1%)

Roche Holdings, Inc.
06/22/11	0.140%	50,000,000	49,989,694
Roche Holdings, Inc.(a)
05/11/11	0.170%	50,000,000	49,997,250

Total			99,986,944

Total Commercial Paper
(Cost: $1,146,848,649)			$1,146,848,649

U.S. Government & Agency Obligations (22.4%)

Federal Home Loan Bank Discount Notes(b)
05/20/11	0.130%	$50,000,000	$49,996,389
06/10/11	0.050%	100,000,000	99,993,736

	Effective	Par/
Issuer	Yield	Principal	Value

U.S. Government & Agency Obligations (continued)

Federal Home Loan Banks
03/06/12	0.450%	$15,000,000	$15,000,000
03/14/12	0.460%	20,000,000	20,000,000
04/27/12	0.410%	17,000,000	17,000,000
Federal National Mortgage Association(b)
06/06/11	0.060%	100,000,000	99,993,833
06/27/11	0.070%	50,000,000	49,994,361
U.S. Treasury Bills
06/30/11	0.040%	200,000,000	199,986,106
07/28/11	0.060%	150,000,000	149,977,750
U.S. Treasury Bills(b)
05/05/11	0.080%	150,000,000	149,997,979
05/26/11	0.050%	100,000,000	99,995,999
06/02/11	0.060%	50,000,000	49,997,250
06/23/11	0.040%	50,000,000	49,997,000

Total U.S. Government & Agency Obligations
(Cost: $1,051,930,403)			$1,051,930,403

U.S. Government-Insured Debt (15.4%)

Straight-A Funding LLC(a)(c)
U.S. Treasury Government Guaranty
05/06/11	0.220%	$26,650,000	$26,648,890
05/09/11	0.230%	27,019,000	27,017,311
05/11/11	0.230%	28,713,000	28,710,807
05/12/11	0.230%	50,035,000	50,030,830
05/18/11	0.240%	48,000,000	47,994,000
06/01/11	0.250%	50,038,000	50,026,880
06/03/11	0.250%	50,000,000	49,988,194
06/06/11	0.250%	25,000,000	24,993,576
06/08/11	0.240%	20,014,000	20,008,796
06/08/11	0.240%	40,033,000	40,022,591
06/09/11	0.240%	50,000,000	49,986,667
06/10/11	0.240%	52,000,000	51,985,787
06/14/11	0.170%	30,000,000	29,993,625
07/06/11	0.200%	50,000,000	49,981,389
Straight-A Funding LLC(c)
U.S. Treasury Government Guaranty
07/07/11	0.200%	45,855,000	45,837,677
07/08/11	0.200%	30,108,000	30,096,459
07/11/11	0.190%	50,030,000	50,010,989
07/13/11	0.190%	50,068,000	50,048,446

Total U.S. Government-Insured Debt
(Cost: $723,382,914)			$723,382,914

Repurchase Agreements (3.2%)

Barclays Bank PLC dated 04/29/11, matures 05/02/11, repurchase price $100,000,250 (collateralized by U.S. Treasury Bond) Total market value $100,000,026
	2.625%	$100,000,000	$100,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Repurchase Agreements (continued)

Morgan Stanley & Co. dated 04/29/11, matures 05/02/11, repurchase price $50,000,042 (collateralized by U.S. Treasury Inflation-Indexed Bond) Total market value $50,000,120
	3.625%	$50,000,000	$50,000,000

Total Repurchase Agreements
(Cost: $150,000,000)			$150,000,000

Treasury Note Short-Term (9.6%)

U.S. Treasury Bills(b)
06/16/11	0.050%	$150,000,000	$149,990,861
08/18/11	0.110%	250,000,000	249,916,965
08/25/11	0.120%	50,000,000	49,980,500

Total Treasury Note Short-Term
(Cost: $449,888,326)			$449,888,326

Asset-Backed Securities (2.0%)

CAR LOAN (2.0%)

Honda Auto Receivables Owner Trust
Series 2010-3 Class A1
06/21/11	0.310%	$7,583,730	$7,583,730
SMART Trust
Series 2011-1USA Class A1(d)
03/14/12	0.432%	24,789,927	24,789,927
Santander Drive Auto Receivables Trust(d)
Series 2010-B Class A1
12/15/11	0.374%	7,887,099	7,887,099
Santander Drive Auto Receivables Trust(e)
Series 2011-1 Class A1
05/15/12	0.312%	54,000,000	54,000,000

Total			94,260,756

Total Asset-Backed Securities
(Cost: $94,260,756)			$94,260,756

Investments of Cash Collateral Received for Securities on Loan (19.6%)

Asset-Backed Commercial Paper (3.3%)

Antalis US Funding Corp.
05/03/11	0.250%	$4,999,757	$4,999,757
Arabella Finance LLC
05/06/11	0.250%	5,999,708	5,999,708
Aspen Funding Corp.
05/02/11	0.100%	44,999,625	44,999,625
Cancara Asset Securitisation LLC
05/06/11	0.230%	19,996,295	19,996,295
05/09/11	0.220%	24,995,875	24,995,875

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Asset-Backed Commercial Paper (Continued)

Macquarie Bank Ltd.
05/09/11	0.395%	$12,987,305	$12,987,305
Rhein-Main Securitisation Ltd.
05/06/11	0.370%	4,999,075	4,999,075
07/11/11	0.481%	4,994,067	4,994,067
Rheingold Securitization
05/09/11	0.320%	4,999,511	4,999,511
Royal Park Investments Funding Corp.
06/17/11	0.601%	9,984,667	9,984,667
07/08/11	0.531%	14,981,008	14,981,008

Total			153,936,893

Certificates of Deposit (13.4%)

Australia and New Zealand Bank Group, Ltd.
06/30/11	0.400%	5,000,000	5,000,000
Banco Popular Caisse d’Epargne
07/28/11	0.550%	5,000,000	5,000,000
Bank of America National Association
10/03/11	0.350%	15,000,000	15,000,000
Bank of Tokyo Securities
05/02/11	0.100%	15,000,000	15,000,000
Clydesdale Bank PLC
07/21/11	0.280%	24,982,318	24,982,318
Commerzbank AG
05/04/11	0.240%	35,000,000	35,000,000
Credit Agricole
05/23/11	0.180%	15,000,000	15,000,000
Credit Industrial et Commercial
06/07/11	0.400%	19,000,000	19,000,000
06/13/11	0.400%	20,000,000	20,000,000
Credit Suisse
10/25/11	0.263%	10,000,000	10,000,000
DZ Bank AG
05/09/11	0.350%	15,000,000	15,000,000
Den Danske Bank
05/03/11	0.130%	35,000,000	35,000,000
Deutsche Bank AG
07/08/11	0.280%	25,000,000	25,000,000
DnB NOR
05/04/11	0.110%	15,000,000	15,000,000
Erste Bank der Oesterreichische
05/16/11	0.250%	25,000,000	25,000,000
Erste Bank der Oesterreichischen Sparkassen AG
05/05/11	0.330%	20,000,000	20,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
07/21/11	0.300%	25,000,000	25,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (Continued)

Hong Kong Shanghai Bank Corp., Ltd.
05/09/11	0.240%	$23,500,000	$23,500,000
KBC Bank NV
05/31/11	0.250%	15,000,000	15,000,000
05/31/11	0.250%	25,000,000	25,000,000
La Banque Postale
06/01/11	0.400%	15,000,000	15,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/11/11	0.370%	9,990,861	9,990,861
05/18/11	0.350%	4,995,678	4,995,678
N.V. Bank Nederlandse Gemeenten
05/04/11	0.410%	17,500,000	17,500,000
07/27/11	0.270%	15,000,000	15,000,000
National Bank of Canada
10/07/11	0.286%	14,000,000	14,000,000
Natixis
07/07/11	0.544%	20,000,000	20,000,000
Norinchukin Bank
05/13/11	0.350%	8,000,000	8,000,000
05/13/11	0.350%	2,000,000	2,000,000
Nykredit Bank
05/09/11	0.300%	15,000,000	15,000,000
Overseas Chinese Banking Corp.
05/09/11	0.470%	9,000,000	9,000,000
07/15/11	0.450%	22,000,000	22,000,000
Pohjola Bank PLC
06/10/11	0.470%	5,000,000	5,000,000
06/16/11	0.460%	10,000,000	10,000,000
Skandinaviska Enskilda Banken
05/06/11	0.210%	20,000,000	20,000,000
Societe Generale
07/29/11	0.363%	15,000,000	15,000,000
Standard Chartered Bank PLC
05/05/11	0.350%	5,000,000	5,000,000
Union Bank of Switzerland
08/15/11	0.319%	10,000,000	10,000,000
United Overseas Bank Ltd.
07/11/11	0.350%	6,000,000	6,000,000
Westpac Banking Corp.
05/09/11	0.190%	20,000,000	20,000,000

Total			630,968,857

Commercial Paper (1.5%)

Newport Funding Corp.
05/02/11	0.100%	39,999,666	39,999,666
Suncorp Metway Ltd.
05/26/11	0.220%	14,997,342	14,997,342
05/31/11	0.220%	4,998,992	4,998,992

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Commercial Paper (Continued)

Westpac Securities NZ Ltd.
09/02/11	0.323%	$10,000,000	$10,000,000

Total			69,996,000

Repurchase Agreements (1.4%)

Cantor Fitzgerald & Co. dated 04-29-11, matures 05-02-11, repurchase price $25,000,146(f)
	0.070%	25,000,000	25,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

Goldman Sachs & Co. dated 04-29-11, matures 05-02-11, repurchase price $3,325,965(f)
	0.050%	$3,325,951	$3,325,951
Pershing LLC dated 04-29-11, matures 05-02-11, repurchase price $40,000,667(f)
	0.200%	40,000,000	40,000,000

Total			68,325,951

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $923,227,701)			$923,227,701

Total Investments
(Cost: $5,678,655,422)(g)			$5,678,655,422(h)
Other Assets & Liabilities, Net			(977,872,110)

Net Assets			$4,700,783,312

Notes to Portfolio of Investments

(a)	Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the value of these securities amounted to $760,367,520 or 16.18% of net assets.

(b)	At April 30, 2011, security was partially or fully on loan.

(c)	Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the value of these securities amounted to $32,677,026 or 0.70% of net assets.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.070%)

Security Description	Value

Fannie Mae Interest Strip	$1,468,057
Fannie Mae Pool	13,686,545
Fannie Mae Principal Strip	108,792
Fannie Mae REMICS	57,498
Fannie Mae Whole Loan	2,458
Federal Farm Credit Bank	207,719
Federal Home Loan Bank Discount Notes	833
Federal Home Loan Banks	448,520
Federal Home Loan Mortgage Corp	136,699
Federal National Mortgage Association	145,520
Freddie Mac Non Gold Pool	4,990,759
Freddie Mac REMICS	968,579
Freddie Mac Strips	120,964
Ginnie Mae I Pool	181,289
Ginnie Mae II Pool	1,092,566
Government National Mortgage Association	322,496
United States Treasury Inflation Indexed Bonds	92,895
United States Treasury Strip Coupon	1,381,810
United States Treasury Strip Principal	86,001

Total Market Value of Collateral Securities	$25,500,000

Goldman Sachs & Co. (0.050%)

Security Description	Value

Government National Mortgage Association	$3,392,470

Total Market Value of Collateral Securities	$3,392,470

Pershing LLC (0.200%)

Security Description	Value

Fannie Mae Pool	$8,663,099
Fannie Mae REMICS	7,058,127
Fannie Mae Whole Loan	82,067
Freddie Mac Non Gold Pool	2,616,674
Freddie Mac Reference REMIC	111,615
Freddie Mac REMICS	13,942,547
Government National Mortgage Association	8,325,871

Total Market Value of Collateral Securities	$40,800,000

(g)	Also represents the cost of securities for federal income tax purposes at April 30, 2011.

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2011:

	Fair value at April 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Short-Term Securities
Asset-Backed Commercial Paper	$—	$1,139,116,673	$—	$1,139,116,673
Commercial Paper	—	1,146,848,649	—	1,146,848,649
U.S. Government & Agency Obligations	—	1,051,930,403	—	1,051,930,403
U.S. Government-Insured Debt	—	723,382,914	—	723,382,914
Repurchase Agreements	—	150,000,000	—	150,000,000
Treasury Note Short-Term	—	449,888,326	—	449,888,326

Total Short-Term Securities	—	4,661,166,965	—	4,661,166,965

Bonds
Asset-Backed Securities	—	94,260,756	—	94,260,756

Total Bonds	—	94,260,756	—	94,260,756

Other
Investments of Cash Collateral Received for Securities on Loan	—	923,227,701	—	923,227,701

Total Other	—	923,227,701	—	923,227,701

Total	$—	$5,678,655,422	$—	$5,678,655,422

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.
(b)  There were no significant transfers between Levels 1 and 2 during the period.

Item 2.	Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia Funds Series Trust II

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	June 21, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	June 21, 2011

By	/s/ Michael G. Clarke
Michael G. Clarke
Treasurer and Principal Financial Officer

Date	June 21, 2011